                               [Nationwide LOGO]



                                      2000



                                 Nationwide(R)
                            VA Separate Account - B
                               December 31, 2000



                                  Annual Report



[The BEST
of AMERICA's LOGO]


[AMERICA'S
Exclusive LOGO]


ANNUITY(SM)

                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio

                               [Nationwide LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

                               PRESIDENT'S MESSAGE

                  We are pleased to bring you the 2000 annual report of the Nationwide VA Separate Account-B.

                  The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

                  Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

                  The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                               /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets,Liabilities and Contract Owners' Equity This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 28. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations,Statements of Changes in Contract Owners' Equity These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' Equity includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 25, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                             December 31,2000

Assets:
   Investments at fair value:

     American Century VP - American Century VP Balanced (ACVPBal)
        462,517 shares (cost $3,499,453) ........................................      $ 3,362,501

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
        323,509 shares (cost $5,484,686) ........................................        5,104,968

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
        637,142 shares (cost $5,039,755) ........................................        4,530,081

     American Century VP - American Century VP International (ACVPInt)
        1,834,380 shares (cost $18,302,755) .....................................       18,765,704

     American Century VP - American Century VP Value (ACVPValue)
        471,046 shares (cost $2,991,791) ........................................        3,141,874

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
        154,516 shares (cost $5,672,317) ........................................        5,326,160

     Dreyfus Stock Index Fund (DryStkIx)
        1,461,917 shares (cost $54,709,949) .....................................       49,705,190

     Dreyfus IP - European Equity Portfolio (DryEuroEq)
        14,358 shares (cost $211,261) ...........................................          215,081

     Dreyfus VIF - Appreciation Portfolio (DryAp)
        85,388 shares (cost $3,433,192) .........................................        3,322,447

     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
        127,091 shares (cost $3,058,277) ........................................        2,984,100

     Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
        947,815 shares (cost $22,310,195) .......................................       24,188,239

     Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
        931,157 shares (cost $45,675,925) .......................................       40,645,008

     Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
        1,508,132 shares (cost $14,443,695) .....................................       12,336,521

     Fidelity VIP - Overseas Portfolio:Initial Class (FidVIPOv)
        293,133 shares (cost $5,742,526) ........................................        5,859,720

     Fidelity VIP-II - Asset Manager Portfolio:Initial Class (FidVIPAM)
        578,606 shares (cost $9,900,140) ........................................        9,257,699

     Fidelity VIP-II - Contrafund Portfolio:Initial Class (FidVIPCon)
        1,067,853 shares (cost $27,401,591) .....................................       25,350,821

     Fidelity VIP-III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOp)
        951,725 shares (cost $17,977,829) .......................................       16,883,602


Janus Aspen Series - Capital Appreciation Portfolio - Service Class (JanCapAp)
   63,629 shares (cost $1,982,091) .............................................       1,688,711

Janus Aspen Series - Global Technology Portfolio - Service Class (JanGlTech)
   114,220 shares (cost $1,039,705) ............................................         748,138

Janus Aspen Series - International Growth Portfolio - Service Class (JanIntGro)
   48,162 shares (cost $1,794,356) .............................................       1,475,682

Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
   52,053 shares (cost $387,477) ...............................................         359,684

Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
   398,087 shares (cost $4,509,786) ............................................       4,581,984

Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
   846,210 shares (cost $16,495,612) ...........................................      12,422,359

Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGITech)
   1,647 shares (cost $13,804) .................................................          12,105

Nationwide SAT - Government Bond Fund (NSATGvtBd)
   1,188,048 shares (cost $13,046,894) .........................................      13,591,269

Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
   7,568 shares (cost $51,842) .................................................          45,182

Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
   45,880 shares (cost $632,657) ...............................................         621,669

Nationwide SAT - Money Market Fund (NSATMyMkt)
   48,093,287 shares (cost $48,093,287) ........................................      48,093,287

Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
   35,003 shares (cost $323,634) ...............................................         324,825

Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
   14,682 shares (cost $232,996) ...............................................         238,428

Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
   648,072 shares (cost $6,629,302) ............................................       5,638,229

Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
   563,091 shares (cost $12,636,307) ...........................................      11,261,816

Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
   58,017 shares (cost $1,243,166) .............................................         964,820

Nationwide SAT - Total Return Fund (NSATTotRe)
   740,875 shares (cost $12,268,939) ...........................................       8,623,786

Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
   262,055 shares (cost $9,776,977) ............................................       8,031,993

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
   35,291 shares (cost $574,237) ...............................................         562,187

Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
   395,427 shares (cost $5,061,653) ............................................       5,215,685

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
   529,058 shares (cost $8,453,707) ............................................       8,554,875

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Oppenheimer - Aggressive Growth Fund/VA (OppAggGro)
        29,366 shares (cost $2,344,224) .....................................          2,078,264

     Oppenheimer - Bond Fund/VA (OppBdFd)
        738,151 shares (cost $8,569,300) ....................................          8,304,201

     Oppenheimer - Capital Appreciation Fund/VA (OppCapAp)
        250,554 shares (cost $12,977,402) ...................................         11,683,353

     Oppenheimer - Global Securities Fund/VA (OppGlSec)
        378,616 shares (cost $11,222,282) ...................................         11,483,423

     Oppenheimer - Main Street Growth & Income Fund/VA (OppGroInc)
        35,221 shares (cost $831,874) .......................................            748,799

     Oppenheimer - Multiple Strategies Fund/VA (OppMult)
        270,475 shares (cost $4,491,920) ....................................          4,476,365

     Strong Opportunity Fund II, Inc.(StOpp2)
        458,320 shares (cost $12,019,661) ...................................         10,972,172

     Strong VIF - Strong Discovery Fund II (StDisc2)
        82,423 shares (cost $878,673) .......................................            979,187

     Strong VIF - Strong International Stock Fund II (StIntStk2)
        63,324 shares (cost $614,878) .......................................            626,906

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        116,238 shares (cost $1,166,889) ....................................          1,205,387

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        142,143 shares (cost $1,213,145) ....................................          1,178,367

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        44,292 shares (cost $502,816) .......................................            534,601

     Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
        81,278 shares (cost $1,657,383) .....................................          1,107,001

     Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
        306,232 shares (cost $3,583,761) ....................................          3,285,872

     Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
        370,057 shares (cost $9,424,891) ....................................          6,172,552
                                                                                   -------------
           Total investments ................................................        428,872,880
   Accounts receivable ......................................................                  -
                                                                                   -------------
           Total assets .....................................................        428,872,880
Accounts payable ............................................................            121,573
                                                                                   -------------
Contract owners' equity (note 4) ............................................      $(428,751,307)
                                                                                   =============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Year Ended December 31,2000

                                                            Total             ACVPBal         ACVPCapAp        ACVPIncGr
                                                       ---------------      -----------      -----------      -----------
Investment activity:
  Reinvested dividends ..........................      $    11,148,236          107,025                -           23,744
  Mortality and expense risk charges (note 2) ...           (7,338,026)         (53,205)         (71,974)         (78,052)
                                                       ---------------      -----------      -----------      -----------
     Net investment activity ....................            3,810,210           53,820          (71,974)         (54,308)
                                                       ---------------      -----------      -----------      -----------

  Proceeds from mutual funds shares sold ........        2,603,288,906        1,691,815        4,376,207        5,989,510
  Cost of mutual fund shares sold ...............       (2,603,352,065)      (1,750,024)      (3,230,245)      (5,726,694)
                                                       ---------------      -----------      -----------      -----------
     Realized gain (loss) on investments ........              (63,159)         (58,209)       1,145,962          262,816
  Change in unrealized gain (loss)
     on investments .............................          (69,437,018)        (196,992)      (1,119,987)        (849,309)
                                                       ---------------      -----------      -----------      -----------
     Net gain (loss) on investments .............          (69,500,177)        (255,201)          25,975         (586,493)
                                                       ---------------      -----------      -----------      -----------
  Reinvested capital gains ......................           36,597,091           67,398          163,820                -
                                                       ---------------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $   (29,092,876)        (133,983)         117,821         (640,801)
                                                       ===============      ===========      ===========      ===========

                                                           ACVPInt             ACVPValue        DrySRGro           DryStkIx
                                                       ----------------       -----------      -----------       -----------
Investment activity:
  Reinvested dividends ..........................                37,064            23,018           43,963           546,040
  Mortality and expense risk charges (note 2) ...              (386,191)          (31,930)         (97,156)         (843,065)
                                                       ----------------       -----------      -----------       -----------
     Net investment activity ....................              (349,127)           (8,912)         (53,193)         (297,025)

  Proceeds from mutual funds shares sold ........           257,424,311        10,431,577        3,603,896        78,128,163
  Cost of mutual fund shares sold ...............          (256,389,289)      (10,516,724)      (3,030,886)      (74,609,806)
                                                       ----------------       -----------      -----------       -----------
     Realized gain (loss) on investments ........             1,035,022           (85,147)         573,010         3,518,357
  Change in unrealized gain (loss)
     on investments .............................            (3,481,724)          388,330       (1,310,340)      (10,020,006)
                                                       ----------------       -----------      -----------       -----------
     Net gain (loss) on investments .............            (2,446,702)          303,183         (737,330)       (6,501,649)
                                                       ----------------       -----------      -----------       -----------
  Reinvested capital gains ......................               554,157            58,898                -           823,943
                                                       ----------------       -----------      -----------       -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            (2,241,672)          353,169         (790,523)       (5,974,731)
                                                       ================       ===========      ===========       ===========

                                                         DryEuroEq           DryAp             DryGrInc            FidVIPEI
                                                       -----------        -----------        -----------         -----------
Investment activity:
  Reinvested dividends ..........................        $     460             22,050             21,126             538,980
  Mortality and expense risk charges (note 2) ...             (637)           (58,452)           (54,320)           (375,924)
                                                       -----------        -----------        -----------         -----------
     Net investment activity ....................             (177)           (36,402)           (33,194)            163,056

  Proceeds from mutual funds shares sold ........          702,773          3,569,902          2,085,685          30,471,555
  Cost of mutual fund shares sold ...............         (703,646)        (3,575,549)        (1,665,058)        (34,356,693)
                                                       -----------        -----------        -----------         -----------
     Realized gain (loss) on investments ........             (873)            (5,647)           420,627          (3,885,138)
  Change in unrealized gain (loss)
     on investments .............................            3,819           (100,864)          (666,454)          2,785,219
                                                       -----------        -----------        -----------         -----------
     Net gain (loss) on investments .............            2,946           (106,511)          (245,827)         (1,099,919)
                                                       -----------        -----------        -----------         -----------
  Reinvested capital gains ......................            2,459             37,365            108,463           2,030,575
                                                       -----------        -----------        -----------         -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $   5,228           (105,548)          (170,558)          1,093,712
                                                       ===========        ===========        ===========         ===========

                                                           FidVIPGr           FidVIPHI            FidVIPOv            FidVIPAM
                                                         -----------         -----------          -----------        -----------
Investment activity:
  Reinvested dividends ..........................             62,410           1,788,472              165,188            371,852
  Mortality and expense risk charges (note 2) ...           (720,647)           (277,953)            (143,241)          (153,648)
                                                         -----------         -----------          -----------        -----------
     Net investment activity ....................           (658,237)          1,510,519               21,947            218,204
                                                         -----------         -----------          -----------        -----------

  Proceeds from mutual funds shares sold ........         81,977,892          32,407,976          271,154,814          3,001,241
  Cost of mutual fund shares sold ...............        (81,906,640)        (35,609,308)        (271,920,994)        (3,063,066)
                                                         -----------         -----------          -----------        -----------
     Realized gain (loss) on investments ........             71,252          (3,201,332)            (766,180)           (61,825)
  Change in unrealized gain (loss)
     on investments .............................        (11,199,876)         (2,676,426)            (460,205)        (1,590,677)
                                                         -----------         -----------          -----------        -----------
     Net gain (loss) on investments .............        (11,128,624)         (5,877,758)          (1,226,385)        (1,652,502)
                                                         -----------         -----------          -----------        -----------
  Reinvested capital gains ......................          6,209,756                   -            1,040,239            876,057
                                                         -----------         -----------          -----------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         (5,577,105)         (4,367,239)            (164,199)          (558,241)
                                                         ===========         ===========          ===========        ===========


                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2000

                                                          FidVIPCon           FidVIPGrOp         JanCapAp          JanGlTech
                                                         ------------        ------------     ------------       ------------
Investment activity:
  Reinvested dividends ..........................        $    120,841             352,364           12,318              4,636
  Mortality and expense risk charges (note 2) ...            (447,988)           (295,070)         (14,858)            (8,149)
                                                         ------------        ------------     ------------       ------------
     Net investment activity ....................            (327,147)             57,294           (2,540)            (3,513)

  Proceeds from mutual funds shares sold ........          11,311,754          55,069,389          833,866            959,790
  Cost of mutual fund shares sold ...............         (11,240,959)        (59,152,746)        (951,912)        (1,100,305)
                                                         ------------        ------------     ------------       ------------
     Realized gain (loss) on investments ........              70,795          (4,083,357)        (118,046)          (140,515)
  Change in unrealized gain (loss)
     on investments .............................          (6,689,785)         (1,662,017)        (293,380)          (291,567)
                                                         ------------        ------------     ------------       ------------
     Net gain (loss) on investments .............          (6,618,990)         (5,745,374)        (411,426)          (432,082)
                                                         ------------        ------------     ------------       ------------
  Reinvested capital gains ......................           4,386,537           1,786,988                -                  -
                                                         ------------        ------------     ------------       ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $ (2,559,600)         (3,901,092)        (413,966)          (435,595)
                                                         ============        ============     ============       ============

                                                          JanIntGro            MSEmMkt             MSUSRE             NSATCapAp
                                                         ------------       ------------        ------------        ------------
Investment activity:
  Reinvested dividends ..........................              85,176             26,763           1,186,600              21,113
  Mortality and expense risk charges (note 2) ...             (15,800)            (6,046)            (58,968)           (183,216)
                                                         ------------       ------------        ------------        ------------
     Net investment activity ....................              69,376             20,717           1,127,632            (162,103)

  Proceeds from mutual funds shares sold ........           1,480,474          8,041,638          13,418,741          41,373,836
  Cost of mutual fund shares sold ...............          (1,579,651)        (8,033,390)        (13,064,781)        (44,682,706)
                                                         ------------       ------------        ------------        ------------
     Realized gain (loss) on investments ........             (99,177)             8,248             353,960          (3,308,870)
  Change in unrealized gain (loss)
     on investments .............................            (318,674)           (24,363)            265,799          (2,897,648)
                                                         ------------       ------------        ------------        ------------
     Net gain (loss) on investments .............            (417,851)           (16,115)            619,759          (6,206,518)
                                                         ------------       ------------        ------------        ------------
  Reinvested capital gains ......................                   -                  -              23,765           2,840,839
                                                         ------------       ------------        ------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            (348,475)             4,602           1,771,156          (3,527,782)
                                                         ============       ============        ============        ============


                                                           NSATGlTech          NSATGvtBd           NSATGrFoc       NSATMidCap
                                                         -------------       -------------      -------------    -------------
Investment activity:
  Reinvested dividends ..........................          $         -             777,016                  -            1,145
  Mortality and expense risk charges (note 2) ...                 (179)           (191,996)              (225)          (2,276)
                                                         -------------       -------------      -------------    -------------
     Net investment activity ....................                 (179)            585,020               (225)          (1,131)

  Proceeds from mutual funds shares sold ........            1,100,404          11,547,971          1,673,030          728,998
  Cost of mutual fund shares sold ...............           (1,081,780)        (12,150,565)        (1,655,792)        (748,037)
                                                         -------------       -------------      -------------    -------------
     Realized gain (loss) on investments ........               18,624            (602,594)            17,238          (19,039)
  Change in unrealized gain (loss)
     on investments .............................               (1,699)          1,371,443             (6,660)         (10,988)
                                                         -------------       -------------      -------------    -------------
     Net gain (loss) on investments .............               16,925             768,849             10,578          (30,027)
                                                         -------------       -------------      -------------    -------------
  Reinvested capital gains ......................                  254                   -                  -           14,235
                                                         -------------       -------------      -------------    -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......          $    17,000           1,353,869             10,353          (16,923)
                                                         =============       =============      =============    =============

                                                           NSATMyMkt          NSATMSecBd         NSATSmCapG          NSATSmCapV
                                                        --------------       ------------      -------------        -------------
Investment activity:
  Reinvested dividends ..........................            3,269,398             13,198                  -                   -
  Mortality and expense risk charges (note 2) ...             (818,704)            (1,631)            (2,110)            (37,701)
                                                        --------------       ------------      -------------        -------------
     Net investment activity ....................            2,450,694             11,567             (2,110)            (37,701)

  Proceeds from mutual funds shares sold ........        1,165,209,665          3,141,108          4,245,032          11,344,741
  Cost of mutual fund shares sold ...............       (1,165,209,665         (3,133,840)        (4,211,261)        (11,351,516)
                                                        --------------       ------------      -------------        -------------
     Realized gain (loss) on investments ........                    -              7,268             33,771              (6,775)
  Change in unrealized gain (loss)
     on investments .............................                    -              1,191              5,432            (916,185)
                                                        --------------       ------------      -------------        -------------
     Net gain (loss) on investments .............                    -              8,459             39,203            (922,960)
                                                        --------------       ------------      -------------        -------------
  Reinvested capital gains ......................                    -                  -                299             970,875
                                                        --------------       ------------      -------------        -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            2,450,694             20,026             37,392              10,214
                                                        ==============       ============      =============        =============


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                           NSATSmCo        NSATStMCap          NSATTotRe            NBAMTGro
                                                         ------------     ------------        ------------        ------------
Investment activity:
  Reinvested dividends ..........................        $      2,990                -              63,564                   -
  Mortality and expense risk charges (note 2) ...            (179,580)          (5,906)           (156,579)           (150,879)
                                                         ------------     ------------        ------------        ------------
     Net investment activity ....................            (176,590)          (5,906)            (93,015)           (150,879)
                                                         ------------     ------------        ------------        ------------

  Proceeds from mutual funds shares sold ........          25,764,412          355,895          18,327,207          13,840,093
  Cost of mutual fund shares sold ...............         (23,455,047)        (406,927)        (18,593,133)        (13,267,176)
                                                         ------------     ------------        ------------        ------------
     Realized gain (loss) on investments ........           2,309,365          (51,032)           (265,926)            572,917
  Change in unrealized gain (loss)
     on investments .............................          (3,118,499)        (278,346)         (3,259,201)         (2,899,584)
                                                         ------------     ------------        ------------        ------------
     Net gain (loss) on investments .............            (809,134)        (329,378)         (3,525,127)         (2,326,667)
                                                         ------------     ------------        ------------        ------------
  Reinvested capital gains ......................           1,973,989            5,242           3,220,610             785,729
                                                         ------------     ------------        ------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $    988,265         (330,042)           (397,532)         (1,691,817)
                                                         ============     ============        ============        ============

                                                          NBAMTGuard        NBAMTLMat           NBAMTPart          OppAggGro
                                                         ------------     ------------        ------------        ------------
Investment activity:
  Reinvested dividends ..........................              9,101            336,354              90,079                   -
  Mortality and expense risk charges (note 2) ...             (9,739)           (74,658)           (149,039)            (16,077)
                                                        ------------       ------------        ------------        ------------
     Net investment activity ....................               (638)           261,696             (58,960)            (16,077)
                                                        ------------       ------------        ------------        ------------

  Proceeds from mutual funds shares sold ........          3,454,002          3,815,217          14,620,287          11,993,584
  Cost of mutual fund shares sold ...............         (3,407,173)        (3,974,117)        (16,111,817)        (12,452,377)
                                                        ------------       ------------        ------------        ------------
     Realized gain (loss) on investments ........             46,829           (158,900)         (1,491,530)           (458,793)
  Change in unrealized gain (loss)
     on investments .............................            (81,448)           288,648            (534,052)           (265,960)
                                                        ------------       ------------        ------------        ------------
     Net gain (loss) on investments .............            (34,619)           129,748          (2,025,582)           (724,753)
                                                        ------------       ------------        ------------        ------------
  Reinvested capital gains ......................                  -                  -           1,915,674                   -
                                                        ------------       ------------        ------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            (35,257)           391,444            (168,868)           (740,830)
                                                        ============       ============        ============        ============

                                                          OppBdFd            OppCapAp            OppGlSec         OppGroInc
                                                       -------------       -------------       -------------    -------------
Investment activity:
  Reinvested dividends ..........................        $   626,493              13,401              35,968                -
  Mortality and expense risk charges (note 2) ...           (112,981)           (220,986)           (188,214)          (5,070)
                                                       -------------       -------------       -------------    -------------
     Net investment activity ....................            513,512            (207,585)           (152,246)          (5,070)
                                                       -------------       -------------       -------------    -------------

  Proceeds from mutual funds shares sold ........          2,665,933          22,941,294          95,609,282          226,893
  Cost of mutual fund shares sold ...............         (2,891,008)        (21,242,922)        (95,153,576)        (234,145)
                                                       -------------       -------------       -------------    -------------
     Realized gain (loss) on investments ........           (225,075)          1,698,372             455,706           (7,252)
  Change in unrealized gain (loss)
     on investments .............................             46,464          (2,480,045)         (1,261,934)         (83,075)
                                                       -------------       -------------       -------------    -------------
     Net gain (loss) on investments .............           (178,611)           (781,673)           (806,228)         (90,327)
                                                       -------------       -------------       -------------    -------------
  Reinvested capital gains ......................                  -             715,120           2,010,402                -
                                                       -------------       -------------       -------------    -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $   334,901            (274,138)          1,051,928          (95,397)
                                                       =============       =============       =============    =============

                                                          OppMult            StOpp2          StDisc2            StIntStk2
                                                       ------------      -------------    -------------       -------------
Investment activity:
  Reinvested dividends ..........................           233,244                  -                -                   -
  Mortality and expense risk charges (note 2) ...           (71,196)          (159,052)         (15,222)            (24,134)
                                                       ------------      -------------    -------------       -------------
     Net investment activity ....................           162,048           (159,052)         (15,222)            (24,134)
                                                       ------------      -------------    -------------       -------------

  Proceeds from mutual funds shares sold ........         1,916,937          9,594,329          562,656          41,306,879
  Cost of mutual fund shares sold ...............        (1,965,156)        (7,802,680)        (465,003)        (40,876,077)
                                                       ------------      -------------    -------------       -------------
     Realized gain (loss) on investments ........           (48,219)         1,791,649           97,653             430,802
  Change in unrealized gain (loss)
     on investments .............................          (216,658)        (2,534,485)         (39,730)           (561,636)
                                                       ------------      -------------    -------------       -------------
     Net gain (loss) on investments .............          (264,877)          (742,836)          57,923            (130,834)
                                                       ------------      -------------    -------------       -------------
  Reinvested capital gains ......................           338,764          1,389,404                -                   -
                                                       ------------      -------------    -------------       -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......           235,935            487,516           42,701            (154,968)
                                                       ============      =============    =============       =============

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                         VEWrldBd            VEWrldEMkt         VEWrldHAs          WPGPVenCp
                                                       -------------       -------------      -------------      -------------
Investment activity:
  Reinvested dividends ..........................        $    74,475                   -             10,192                  -
  Mortality and expense risk charges (note 2) ...            (18,372)            (30,835)            (9,987)           (24,001)
                                                       -------------       -------------      -------------      -------------
     Net investment activity ....................             56,103             (30,835)               205            (24,001)
                                                       -------------       -------------      -------------      -------------

  Proceeds from mutual funds shares sold ........          2,343,403          20,554,309          3,664,205          1,994,476
  Cost of mutual fund shares sold ...............         (2,511,591)        (20,973,498)        (3,626,288)        (1,549,390)
                                                       -------------       -------------      -------------      -------------
     Realized gain (loss) on investments ........           (168,188)           (419,189)            37,917            445,086
  Change in unrealized gain (loss)
     on investments .............................            102,007            (413,938)            (2,020)          (957,686)
                                                       -------------       -------------      -------------      -------------
     Net gain (loss) on investments .............            (66,181)           (833,127)            35,897           (512,600)
                                                       -------------       -------------      -------------      -------------
  Reinvested capital gains ......................                  -                   -                  -            141,261
                                                       -------------       -------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $   (10,078)           (863,962)            36,102           (395,340)
                                                       =============       =============      =============      =============

                                                          WPIntEq             WPSmCoGr
                                                       -------------       -------------
Investment activity:
  Reinvested dividends ..........................             30,415                   -
  Mortality and expense risk charges (note 2) ...            (87,090)           (197,117)
                                                       -------------       -------------
     Net investment activity ....................            (56,675)           (197,117)
                                                       -------------       -------------

  Proceeds from mutual funds shares sold ........        172,211,366          17,028,493
  Cost of mutual fund shares sold ...............       (172,337,036)        (12,652,400)
                                                       -------------       -------------
     Realized gain (loss) on investments ........           (125,670)          4,376,093
  Change in unrealized gain (loss)
     on investments .............................           (710,491)         (8,210,756)
                                                       -------------       -------------
     Net gain (loss) on investments .............           (836,161)         (3,834,663)
                                                       -------------       -------------
  Reinvested capital gains ......................            731,303           1,372,671
                                                       -------------       -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......           (161,533)         (2,659,109)
                                                       =============       =============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999

                                                               Total                                   ACVPBal
                                                ----------------------------------      --------------------------------
                                                    2000                  1999               2000               1999
                                                -------------        -------------      -------------      -------------
Investment activity:
  Net investment income ................        $   3,810,210            4,398,198
  Realized gain (loss) on investments ..              (63,159)          56,528,695            (58,209)          (134,515)
  Change in unrealized gain (loss)
     on investments ....................          (69,437,018)           6,717,970           (196,992)          (147,565)
  Reinvested capital gains .............           36,597,091           14,782,161             67,398            586,056
                                                -------------        -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (29,092,876)          52,427,024           (133,983)           326,691
                                                -------------        -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................           11,941,750           78,276,261             91,618            374,539
  Transfers between funds ..............                    -                    -           (213,946)            (9,888)
  Redemptions ..........................         (111,812,415)        (106,692,804)          (554,769)          (500,529)
  Annuity benefits .....................              (30,502)             (19,404)                 -                  -
  Annual contract maintenance charges
     (note 2) ..........................                    -                    -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                    -                    -                  -                  -
  Adjustments to maintain reserves .....             (927,149)             294,335                132                (64)
                                                -------------        -------------      -------------      -------------
       Net equity transactions .........         (100,828,316)         (28,141,612)          (676,965)          (135,942)
                                                -------------        -------------      -------------      -------------

Net change in contract owners' equity ..         (129,921,192)          54,285,412           (810,948)           190,749
Contract owners' equity beginning
  of period ............................          558,672,499          504,387,087          4,173,448          3,982,699
                                                -------------        -------------      -------------      -------------
Contract owners' equity end of period ..        $ 428,751,307          558,672,499          3,362,500          4,173,448
                                                =============        =============      =============      =============

CHANGES IN UNITS:
  Beginning units ......................           34,457,212           34,850,276            271,809            281,337
                                                -------------        -------------      -------------      -------------
  Units purchased ......................           88,955,564          160,807,383             72,477            111,281
  Units redeemed .......................          (95,799,959)        (161,200,447)          (116,037)          (120,809)
                                                -------------        -------------      -------------      -------------
  Ending units .........................           27,612,817           34,457,212            228,249            271,809
                                                =============        =============      =============      =============

                                                            ACVPCapAp                              ACVPIncGr
                                               --------------------------------      --------------------------------
                                                   2000               1999               2000               1999
                                               -------------      -------------      -------------      -------------
Investment activity:
  Net investment income ................
  Realized gain (loss) on investments ..           1,145,962            691,089            262,816            303,182
  Change in unrealized gain (loss)
     on investments ....................          (1,119,987)           658,964           (849,309)           164,310
  Reinvested capital gains .............             163,820                  -                  -                  -
                                               -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             117,821          1,313,856           (640,801)           427,419
                                               -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................              53,066            104,184            140,668            429,821
  Transfers between funds ..............           1,849,588          1,069,815          2,487,356            867,863
  Redemptions ..........................            (568,759)          (386,137)          (698,699)          (964,403)
  Annuity benefits .....................                   -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                   -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                   -                  -                  -                  -
  Adjustments to maintain reserves .....                 176                 67                530              2,354
                                               -------------      -------------      -------------      -------------
       Net equity transactions .........           1,334,071            787,929          1,929,855            335,635
                                               -------------      -------------      -------------      -------------

Net change in contract owners' equity ..           1,451,892          2,101,785          1,289,054            763,054
Contract owners' equity beginning
  of period ............................           3,653,233          1,551,448          3,241,260          2,478,206
                                               -------------      -------------      -------------      -------------
Contract owners' equity end of period ..           5,105,125          3,653,233          4,530,314          3,241,260
                                               =============      =============      =============      =============

CHANGES IN UNITS:
  Beginning units ......................             261,539            180,090            257,680            229,150
                                               -------------      -------------      -------------      -------------
  Units purchased ......................             414,152            836,173            750,034            393,187
  Units redeemed .......................            (335,585)          (754,724)          (598,887)          (364,657)
                                               -------------      -------------      -------------      -------------
  Ending units .........................             340,106            261,539            408,827            257,680
                                               =============      =============      =============      =============

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            ACVPInt                                ACVPValue
                                                --------------------------------       -------------------------------
                                                    2000                1999               2000               1999
                                                ------------        ------------       ------------       ------------
Investment activity:
  Net investment income ................        $   (349,127)           (244,975)            (8,912)           (18,127)
  Realized gain (loss) on investments ..           1,035,022           7,392,346            (85,147)          (182,123)
  Change in unrealized gain (loss)
     on investments ....................          (3,481,724)          3,088,550            388,330           (279,714)
  Reinvested capital gains .............             554,157                   -             58,898            209,382
                                                ------------        ------------       ------------       ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (2,241,672)         10,235,921            353,169           (270,582)
                                                ------------        ------------       ------------       ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             325,010           1,230,040             24,077            338,659
  Transfers between funds ..............             704,977           1,077,633          1,075,575           (886,385)
  Redemptions ..........................          (4,156,171)         (2,067,608)          (443,961)          (324,178)
  Annuity benefits .....................              (5,246)             (3,019)            (1,676)            (1,537)
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                  -                  -
  Adjustments to maintain reserves .....               2,335              (2,209)               111                (58)
                                                ------------        ------------       ------------       ------------
       Net equity transactions .........          (3,129,095)            234,837            654,126           (873,499)
                                                ------------        ------------       ------------       ------------

Net change in contract owners' equity ..          (5,370,767)         10,470,758          1,007,295         (1,144,081)
Contract owners' equity beginning
  of period ............................          24,132,148          13,661,390          2,134,682          3,278,763
                                                ------------        ------------       ------------       ------------
Contract owners' equity end of period ..        $ 18,761,381          24,132,148          3,141,977          2,134,682
                                                ============        ============       ============       ============


CHANGES IN UNITS:
  Beginning units ......................             978,102             895,311            167,334            251,410
                                                ------------        ------------       ------------       ------------
  Units purchased ......................          11,937,351           8,183,942            962,738            380,088
  Units redeemed .......................         (11,987,636)         (8,101,151)          (918,288)          (464,164)
                                                ------------        ------------       ------------       ------------
  Ending units .........................             927,817             978,102            211,784            167,334
                                                ============        ============       ============       ============


                                                            DrySRGro                               DryStkIx
                                                -------------------------------        --------------------------------
                                                    2000                1999               2000                 1999
                                                ------------       ------------        ------------        ------------
Investment activity:
  Net investment income ................             (53,193)          (101,979)           (297,025)           (221,370)
  Realized gain (loss) on investments ..             573,010            901,623           3,518,357           9,976,136
  Change in unrealized gain (loss)
     on investments ....................          (1,310,340)           551,875         (10,020,006)           (577,072)
  Reinvested capital gains .............                   -            249,138             823,943             514,716
                                                ------------       ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (790,523)         1,600,657          (5,974,731)          9,692,410
                                                ------------       ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             140,482            703,482             786,034           7,548,957
  Transfers between funds ..............             264,149            794,953           9,604,051          (3,376,077)
  Redemptions ..........................          (1,835,867)        (1,001,950)        (15,613,761)         (7,057,239)
  Annuity benefits .....................                   -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                  -                   -                   -
  Adjustments to maintain reserves .....                 234                102               2,657                 609
                                                ------------       ------------        ------------        ------------
       Net equity transactions .........          (1,431,002)           496,587          (5,221,019)         (2,883,750)
                                                ------------       ------------        ------------        ------------

Net change in contract owners' equity ..          (2,221,525)         2,097,244         (11,195,750)          6,808,660
Contract owners' equity beginning
  of period ............................           7,547,914          5,450,670          60,903,502          54,094,842
                                                ------------       ------------        ------------        ------------
Contract owners' equity end of period ..           5,326,389          7,547,914          49,707,752          60,903,502
                                                ============       ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................             319,941            296,186           2,657,830           2,805,845
                                                ------------       ------------        ------------        ------------
  Units purchased ......................             111,558            333,896           3,748,899           3,616,090
  Units redeemed .......................            (174,011)          (310,141)         (3,980,565)         (3,764,105)
                                                ------------       ------------        ------------        ------------
  Ending units .........................             257,488            319,941           2,426,164           2,657,830
                                                ============       ============        ============        ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        DryEuroEq                     DryAp
                                              ---------------- ------     ------------------------------
                                                  2000          1999          2000              1999
                                              -----------      ------     -----------        -----------
Investment activity:
  Net investment income ................        $    (177)          -         (36,402)           (46,524)
  Realized gain (loss) on investments ..             (873)          -          (5,647)         1,220,716
  Change in unrealized gain (loss)
     on investments ....................            3,819           -        (100,864)          (524,951)
  Reinvested capital gains .............            2,459           -          37,365             55,124
                                              -----------      ------     -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            5,228           -        (105,548)           704,365
                                              -----------      ------     -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................                -           -          77,340            839,452
  Transfers between funds ..............          262,065           -      (1,000,296)           938,506
  Redemptions ..........................          (52,860)          -        (829,599)        (2,181,652)
  Annuity benefits .....................                -           -               -                  -
  Annual contract maintenance charges
     (note 2) ..........................                -           -               -                  -
  Contingent deferred sales charges
     (note 2) ..........................                -           -               -                  -
  Adjustments to maintain reserves .....              388           -             182                (15)
                                              -----------      ------     -----------        -----------
       Net equity transactions .........          209,593           -      (1,752,373)          (403,709)

Net change in contract owners' equity ..          214,821           -      (1,857,921)           300,656
Contract owners' equity beginning
  of period ............................                -           -       5,180,562          4,879,906
                                              -----------      ------     -----------        -----------
Contract owners' equity end of period..         $ 214,821           -       3,322,641          5,180,562
                                              ===========      ======     ===========        ===========

CHANGES IN UNITS:
  Beginning units ......................                -           -         360,852            373,359
                                              -----------      ------     -----------        -----------
  Units purchased ......................           27,868           -          20,156          3,465,464
  Units redeemed .......................           (4,678)          -        (144,644)        (3,477,971)
                                              -----------      ------     -----------        -----------
  Ending units .........................           23,190           -         236,364            360,852
                                              ===========      ======     ===========        ===========

                                                          DryGrInc                               FidVIPEI
                                               ------------------------------         -------------------------------
                                                  2000               1999                 2000                 1999
                                               -----------        -----------         -----------         -----------
Investment activity:
  Net investment income ................           (33,194)           (28,952)            163,056              58,475
  Realized gain (loss) on investments ..           420,627             63,182          (3,885,138)          3,507,156
  Change in unrealized gain (loss)
     on investments ....................          (666,454)           349,913           2,785,219          (3,467,328)
  Reinvested capital gains .............           108,463            117,578           2,030,575           1,588,606
                                               -----------        -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (170,558)           501,721           1,093,712           1,686,909
                                               -----------        -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            62,652            272,978             452,329           2,909,702
  Transfers between funds ..............            52,858             31,306          (6,545,243)        (13,728,204)
  Redemptions ..........................          (840,135)          (380,817)         (4,283,155)         (6,482,410)
  Annuity benefits .....................                 -                  -              (2,870)             (2,988)
  Annual contract maintenance charges
     (note 2) ..........................                 -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                 -                  -                   -                   -
  Adjustments to maintain reserves .....               183                 16               1,777              55,498
                                               -----------        -----------         -----------         -----------
       Net equity transactions .........          (724,442)           (76,517)        (10,377,162)        (17,248,402)

Net change in contract owners' equity ..          (895,000)           425,204          (9,283,450)        (15,561,493)
Contract owners' equity beginning
  of period ............................         3,879,271          3,454,067          33,477,720          49,039,213
                                               -----------        -----------         -----------         -----------
Contract owners' equity end of period ..         2,984,271          3,879,271          24,194,270          33,477,720
                                               ===========        ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ......................           267,211            274,063           2,098,395           3,221,133
                                               -----------        -----------         -----------         -----------
  Units purchased ......................           113,524             77,380           1,538,260           2,721,237
  Units redeemed .......................          (163,970)           (84,232)         (2,217,493)         (3,843,975)
                                               -----------        -----------         -----------         -----------
  Ending units .........................           216,765            267,211           1,419,162           2,098,395
                                               ===========        ===========         ===========         ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            FidVIPGr                               FidVIPHI
                                                --------------------------------        --------------------------------
                                                    2000                1999                2000                1999
                                                ------------        ------------        ------------        ------------
Investment activity:
  Net investment income ................        $   (658,237)           (504,956)          1,510,519           2,619,824
  Realized gain (loss) on investments ..              71,252           7,160,249          (3,201,332)         (1,937,203)
  Change in unrealized gain (loss)
     on investments ....................         (11,199,876)          1,895,516          (2,676,426)          1,560,104
  Reinvested capital gains .............           6,209,756           3,945,522                   -             113,995
                                                ------------        ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (5,577,105)         12,496,331          (4,367,239)          2,356,720
                                                ------------        ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             635,607           3,494,471             368,823           1,998,374
  Transfers between funds ..............          11,958,299           5,545,659          (8,240,181)         (3,776,540)
  Redemptions ..........................         (11,582,045)         (7,399,782)         (4,461,976)         (3,500,166)
  Annuity benefits .....................              (5,894)             (4,108)                  -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                   -                   -
  Adjustments to maintain reserves .....              17,306              31,244                 461                 710
                                                ------------        ------------        ------------        ------------
       Net equity transactions .........           1,023,273           1,667,484         (12,332,873)         (5,277,622)
                                                ------------        ------------        ------------        ------------

Net change in contract owners' equity ..          (4,553,832)         14,163,815         (16,700,112)         (2,920,902)
Contract owners' equity beginning
  of period ............................          45,217,406          31,053,591          29,037,140          31,958,042
                                                ------------        ------------        ------------        ------------
Contract owners' equity end of period ..        $ 40,663,574          45,217,406          12,337,028          29,037,140
                                                ============        ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................           1,803,875           1,677,985           2,271,367           2,664,520
                                                ------------        ------------        ------------        ------------
  Units purchased ......................           3,765,630           5,093,757           1,854,859           4,033,798
  Units redeemed .......................          (3,720,264)         (4,967,867)         (2,863,206)         (4,426,951)
                                                ------------        ------------        ------------        ------------
  Ending units .........................           1,849,241           1,803,875           1,263,020           2,271,367
                                                ============        ============        ============        ============


                                                              FidVIPOv                               FidVIPAM
                                                   -------------------------------        --------------------------------
                                                       2000               1999                2000                1999
                                                   ------------       ------------        ------------        ------------
Investment activity:
  Net investment income ................                 21,947            (27,067)            218,204             193,348
  Realized gain (loss) on investments ..               (766,180)         3,155,906             (61,825)             94,722
  Change in unrealized gain (loss)
     on investments ....................               (460,205)           405,515          (1,590,677)            307,881
  Reinvested capital gains .............              1,040,239            133,280             876,057             462,661
                                                   ------------       ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................               (164,199)         3,667,634            (558,241)          1,058,612
                                                   ------------       ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................                123,044            600,133             142,658           1,986,331
  Transfers between funds ..............               (441,361)          (957,966)           (636,459)            706,046
  Redemptions ..........................             (1,803,748)          (848,535)         (1,740,658)         (1,323,417)
  Annuity benefits .....................                      -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                      -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                      -                  -                   -                   -
  Adjustments to maintain reserves .....                    292             (1,343)                511                 134
                                                   ------------       ------------        ------------        ------------
       Net equity transactions .........             (2,121,773)        (1,207,711)         (2,233,948)          1,369,094
                                                   ------------       ------------        ------------        ------------

Net change in contract owners' equity ..             (2,285,972)         2,459,923          (2,792,189)          2,427,706
Contract owners' equity beginning
  of period ............................              8,145,923          5,686,000          12,050,395           9,622,689
                                                   ------------       ------------        ------------        ------------
Contract owners' equity end of period ..              5,859,951          8,145,923           9,258,206          12,050,395
                                                   ============       ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................                434,604            426,409             740,236             647,152
                                                   ------------       ------------        ------------        ------------
  Units purchased ......................             16,285,300          9,515,451              61,502             424,884
  Units redeemed .......................            (16,327,747)        (9,507,256)           (201,101)           (331,800)
                                                   ------------       ------------        ------------        ------------
  Ending units .........................                392,157            434,604             600,637             740,236
                                                   ============       ============        ============        ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            FidVIPCon                              FidVIPGrOp
                                                --------------------------------        --------------------------------
                                                    2000                1999                2000                1999
                                                ------------        ------------        ------------        ------------
Investment activity:
  Net investment income ................        $   (327,147)           (339,704)             57,294            (131,111)
  Realized gain (loss) on investments ..              70,795           6,419,339          (4,083,357)          2,695,851
  Change in unrealized gain (loss)
     on investments ....................          (6,689,785)           (669,926)         (1,662,017)         (2,262,934)
  Reinvested capital gains .............           4,386,537           1,419,156           1,786,988             411,041
                                                ------------        ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (2,559,600)          6,828,865          (3,901,092)            712,847
                                                ------------        ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             432,039           2,446,510              51,745             961,172
  Transfers between funds ..............             640,733          (7,950,349)          4,332,625            (767,741)
  Redemptions ..........................          (7,364,103)         (5,358,878)         (4,150,940)         (1,944,495)
  Annuity benefits .....................                (950)               (291)                  -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                   -                   -
  Adjustments to maintain reserves .....              19,951             104,739               4,716              70,237
                                                ------------        ------------        ------------        ------------
       Net equity transactions .........          (6,272,330)        (10,758,269)            238,146          (1,680,827)
                                                ------------        ------------        ------------        ------------

Net change in contract owners' equity ..          (8,831,930)         (3,929,404)         (3,662,946)           (967,980)
Contract owners' equity beginning
  of period ............................          34,196,758          38,126,162          20,543,079          21,511,059
                                                ------------        ------------        ------------        ------------
Contract owners' equity end of period ..        $ 25,364,828          34,196,758          16,880,133          20,543,079
                                                ============        ============        ============        ============

CHANGES IN UNITS:
  Beginning units ......................           1,507,921           2,058,934           1,490,097           1,603,375
                                                ------------        ------------        ------------        ------------
  Units purchased ......................             358,016           1,927,173           4,353,825           4,561,363
  Units redeemed .......................            (650,595)         (2,478,186)         (4,345,927)         (4,674,641)
                                                ------------        ------------        ------------        ------------
  Ending units .........................           1,215,342           1,507,921           1,497,995           1,490,097
                                                ============        ============        ============        ============

                                                            JanCapAp                                JanGlTech
                                                --------------------------------        --------------------------------
                                                    2000                   1999             2000                 1999
                                                ------------              ------        ------------            -------
Investment activity:
  Net investment income ................              (2,540)                -                (3,513)              -
  Realized gain (loss) on investments ..            (118,046)                -              (140,515)              -
  Change in unrealized gain (loss)
     on investments ....................            (293,380)                -              (291,567)              -
  Reinvested capital gains .............                   -                 -                     -               -
                                                ------------              ------        ------------            -------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (413,966)                -              (435,595)              -
                                                ------------              ------        ------------            -------

Equity transactions:
  Purchase payments received from
     contract owners ...................              68,495                 -                62,089               -
  Transfers between funds ..............           2,204,234                 -             1,215,673               -
  Redemptions ..........................            (170,053)                -               (94,047)              -
  Annuity benefits .....................                   -                 -                     -               -
  Annual contract maintenance charges
     (note 2) ..........................                   -                 -                     -               -
  Contingent deferred sales charges
     (note 2) ..........................                   -                 -                     -               -
  Adjustments to maintain reserves .....                (351)                -                  (154)              -
                                                ------------              ------        ------------            -------
       Net equity transactions .........           2,102,325                 -             1,183,561               -
                                                ------------              ------        ------------            -------

Net change in contract owners' equity ..           1,688,359                 -               747,966               -
Contract owners' equity beginning
  of period ............................                   -                 -                     -               -
                                                ------------              ------        ------------            -------
Contract owners' equity end of period ..           1,688,359                 -               747,966               -
                                                ============              ======        ============            =======

CHANGES IN UNITS:
  Beginning units ......................                   -                 -                     -               -
                                                ------------              ------        ------------            -------
  Units purchased ......................             236,527                 -               125,421               -
  Units redeemed .......................             (21,643)                -               (14,009)              -
                                                ------------              ------        ------------            -------
  Ending units .........................             214,884                 -               111,412               -
                                                ============              ======        ============            =======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        JanIntGro                         MSEmMkt
                                                -------------------------       ----------------------------
                                                   2000             1999            2000            1999
                                                -----------        ------       -----------      -----------
Investment activity:
  Net investment income ................        $    69,376             -            20,717           18,683
  Realized gain (loss) on investments ..            (99,177)            -             8,248           53,403
  Change in unrealized gain (loss)
     on investments ....................           (318,674)            -           (24,363)          15,494
  Reinvested capital gains .............                  -             -                 -                -
                                                -----------        ------       -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................           (348,475)            -             4,602           87,580
                                                -----------        ------       -----------      -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            103,149             -             6,463           68,452
  Transfers between funds ..............          2,301,917             -           393,450         (225,156)
  Redemptions ..........................           (580,909)            -          (237,581)         (76,261)
  Annuity benefits .....................                  -             -                 -                -
  Annual contract maintenance charges
     (note 2) ..........................                  -             -                 -                -
  Contingent deferred sales charges
     (note 2) ..........................                  -             -                 -                -
  Adjustments to maintain reserves .....               (527)            -                15                5
                                                -----------        ------       -----------      -----------
       Net equity transactions .........          1,823,630             -           162,347         (232,960)
                                                -----------        ------       -----------      -----------

Net change in contract owners' equity ..          1,475,155             -           166,949         (145,380)
Contract owners' equity beginning
  of period ............................                  -             -           192,751          338,131
                                                -----------        ------       -----------      -----------
Contract owners' equity end of period ..        $ 1,475,155             -           359,700          192,751
                                                ===========        ======       ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................                  -             -            21,848           48,867
                                                -----------        ------       -----------      -----------
  Units purchased ......................            261,077             -            39,821          466,344
  Units redeemed .......................            (73,763)            -           (24,530)        (493,363)
                                                -----------        ------       -----------      -----------
  Ending units .........................            187,314             -            37,139           21,848
                                                ===========        ======       ===========      ===========

                                                         MSUSRE                                NSATCapAp
                                             ------------------------------         -------------------------------
                                                2000                1999                2000                1999
                                             -----------        -----------         -----------         -----------
Investment activity:
  Net investment income ................       1,127,632            269,049            (162,103)           (259,881)
  Realized gain (loss) on investments ..         353,960         (1,043,162)         (3,308,870)          3,136,769
  Change in unrealized gain (loss)
     on investments ....................         265,799            578,992          (2,897,648)         (3,036,396)
  Reinvested capital gains .............          23,765                  -           2,840,839             998,848
                                             -----------        -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       1,771,156           (195,121)         (3,527,782)            839,340
                                             -----------        -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................          39,656            464,089             243,549           2,742,904
  Transfers between funds ..............         611,529         (1,991,821)          4,369,885         (12,557,885)
  Redemptions ..........................        (856,185)          (975,564)         (3,206,890)         (6,108,886)
  Annuity benefits .....................               -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................               -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................               -                  -                   -                   -
  Adjustments to maintain reserves .....        (844,181)               (13)                165                 (51)
                                             -----------        -----------         -----------         -----------
       Net equity transactions .........      (1,049,181)        (2,503,309)          1,406,709         (15,923,918)
                                             -----------        -----------         -----------         -----------

Net change in contract owners' equity ..         721,975         (2,698,430)         (2,121,073)        (15,084,578)
Contract owners' equity beginning
  of period ............................       3,861,765          6,560,195          14,543,584          29,628,162
                                             -----------        -----------         -----------         -----------
Contract owners' equity end of period ..       4,583,740          3,861,765          12,422,511          14,543,584
                                             ===========        ===========         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................         285,435            461,738             700,550           1,466,627
                                             -----------        -----------         -----------         -----------
  Units purchased ......................         657,106            244,405           2,385,610           1,671,037
  Units redeemed .......................        (674,104)          (420,708)         (2,259,739)         (2,437,114)
                                             -----------        -----------         -----------         -----------
  Ending units .........................         268,437            285,435             826,421             700,550
                                             ===========        ===========         ===========         ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      NSATGlTech                     NSATGvtBd
                                             -----------------------      -------------------------------
                                                 2000          1999           2000                1999
                                             -----------      ------      -----------         -----------
Investment activity:
  Net investment income ................        $   (179)          -          585,020             627,749
  Realized gain (loss) on investments ..          18,624           -         (602,594)           (697,634)
  Change in unrealized gain (loss)
     on investments ....................          (1,699)          -        1,371,443            (536,083)
  Reinvested capital gains .............             254           -                -              29,496
                                             -----------      ------      -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          17,000           -        1,353,869            (576,472)
                                             -----------      ------      -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................               -           -          260,877           1,871,746
  Transfers between funds ..............          (4,894)          -       (1,536,828)          1,366,887
  Redemptions ..........................               -           -       (2,053,211)         (2,169,513)
  Annuity benefits .....................               -           -                -                   -
  Annual contract maintenance charges
     (note 2) ..........................               -           -                -                   -
  Contingent deferred sales charges
     (note 2) ..........................               -           -                -                   -
  Adjustments to maintain reserves .....             588           -              615                 (84)
                                             -----------      ------      -----------         -----------
       Net equity transactions .........          (4,306)          -       (3,328,547)          1,069,036
                                             -----------      ------      -----------         -----------

Net change in contract owners' equity ..          12,694           -       (1,974,678)            492,564
Contract owners' equity beginning
  of period ............................               -           -       15,566,559          15,073,995
                                             -----------      ------      -----------         -----------
Contract owners' equity end of period ..        $ 12,694           -       13,591,881          15,566,559
                                             ===========      ======      ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................               -           -        1,373,951           1,280,403
                                             -----------      ------      -----------         -----------
  Units purchased ......................           2,933           -          815,248           1,553,995
  Units redeemed .......................            (816)          -       (1,107,605)         (1,460,447)
                                             -----------      ------      -----------         -----------
  Ending units .........................           2,117           -        1,081,594           1,373,951
                                             ===========      ======      ===========         ===========

                                                       NSATGrFoc                      NSATMidCap
                                             --------------------------       ------------------------
                                                 2000             1999           2000            1999
                                             -----------        -------       ---------         ------
Investment activity:
  Net investment income ................            (225)             -          (1,131)             -
  Realized gain (loss) on investments ..          17,238              -         (19,039)             -
  Change in unrealized gain (loss)
     on investments ....................          (6,660)             -         (10,988)             -
  Reinvested capital gains .............               -              -          14,235              -
                                             -----------        -------       ---------          -----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          10,353              -         (16,923)             -
                                             -----------        -------       ---------          -----

Equity transactions:
  Purchase payments received from
     contract owners ...................               -              -             451              -
  Transfers between funds ..............          34,829              -         683,502              -
  Redemptions ..........................               -              -         (45,360)             -
  Annuity benefits .....................               -              -               -              -
  Annual contract maintenance charges
     (note 2) ..........................               -              -               -              -
  Contingent deferred sales charges
     (note 2) ..........................               -              -               -              -
  Adjustments to maintain reserves .....               -              -              (1)             -
                                             -----------        -------       ---------          -----
       Net equity transactions .........          34,829              -         638,592              -
                                             -----------        -------       ---------          -----

Net change in contract owners' equity ..          45,182              -         621,669              -
Contract owners' equity beginning
  of period ............................               -              -               -              -
                                             -----------        -------       ---------          -----
Contract owners' equity end of period ..          45,182              -         621,669              -
                                             ===========        =======       =========          =====


CHANGES IN UNITS:
  Beginning units ......................               -              -               -              -
                                             -----------        -------       ---------          -----
  Units purchased ......................           8,785              -          63,866              -
  Units redeemed .......................          (1,638)             -          (4,182)             -
                                             -----------        -------       ---------          -----
  Ending units .........................           7,147              -          59,684              -
                                             ===========        =======       =========          =====

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                           NSATMyMkt                        NSATMSecBd
                                                --------------------------------     ------------------------
                                                    2000                1999             2000           1999
                                                ------------        ------------     ------------      ------
Investment activity:
  Net investment income ................        $  2,450,694           2,430,128           11,567           -
  Realized gain (loss) on investments ..                   -                   -            7,268           -
  Change in unrealized gain (loss)
     on investments ....................                   -                   -            1,191           -
  Reinvested capital gains .............                   -                   -                -           -
                                                ------------        ------------     ------------      ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................           2,450,694           2,430,128           20,026           -
                                                ------------        ------------     ------------      ------

Equity transactions:
  Purchase payments received from
     contract owners ...................           5,380,331          38,509,617                1           -
  Transfers between funds ..............         (38,348,180)         41,288,252          309,276           -
  Redemptions ..........................         (18,017,156)        (36,785,520)          (4,478)          -
  Annuity benefits .....................                   -                   -                -           -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                -           -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                -           -
  Adjustments to maintain reserves .....               3,307              37,103             (813)          -
                                                ------------        ------------     ------------      ------
       Net equity transactions .........         (50,981,698)         43,049,452          303,986           -
                                                ------------        ------------     ------------      ------

Net change in contract owners' equity ..         (48,531,004)         45,479,580          324,012           -
Contract owners' equity beginning
  of period ............................          96,627,605          51,148,025                -           -
                                                ------------        ------------     ------------      ------
Contract owners' equity end of period ..        $ 48,096,601          96,627,605          324,012           -
                                                ============        ============     ============      ======


CHANGES IN UNITS:
  Beginning units ......................           8,415,001           4,602,554                -           -
                                                ------------        ------------     ------------      ------
  Units purchased ......................           6,153,570          84,523,746           31,610           -
  Units redeemed .......................         (10,560,256)        (80,711,299)            (431)          -
                                                ------------        ------------     ------------      ------
  Ending units .........................           4,008,315           8,415,001           31,179           -
                                                ============        ============     ============      ======

                                                           NSATSmCapG                        NSATSmCapV
                                                 --------------------------        -----------------------------
                                                     2000             1999             2000             1999
                                                 -----------         ------        ------------     ------------
Investment activity:
  Net investment income ................              (2,110)             -             (37,701)         (30,069)
  Realized gain (loss) on investments ..              33,771              -              (6,775)         266,775
  Change in unrealized gain (loss)
     on investments ....................               5,432              -            (916,185)         (91,757)
  Reinvested capital gains .............                 299              -             970,875          230,135
                                                 -----------         ------        ------------     ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................              37,392              -              10,214          375,084
                                                 -----------         ------        ------------     ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................              42,690              -              31,399          181,544
  Transfers between funds ..............             160,225              -           4,729,702        1,849,447
  Redemptions ..........................              (1,880)             -            (657,160)      (1,378,599)
  Annuity benefits .....................                   -              -                   -                -
  Annual contract maintenance charges
     (note 2) ..........................                   -              -                   -                -
  Contingent deferred sales charges
     (note 2) ..........................                   -              -                   -                -
  Adjustments to maintain reserves .....                   4              -                 107               16
                                                 -----------         ------        ------------     ------------
       Net equity transactions .........             201,039              -           4,104,048          652,408
                                                 -----------         ------        ------------     ------------

Net change in contract owners' equity ..             238,431              -           4,114,262        1,027,492
Contract owners' equity beginning
  of period ............................                   -              -           1,524,070          496,578
                                                 -----------         ------        ------------     ------------
Contract owners' equity end of period ..             238,431              -           5,638,332        1,524,070
                                                 ===========         ======        ============     ============


CHANGES IN UNITS:
  Beginning units ......................                   -              -             141,986           58,284
                                                 -----------         ------        ------------     ------------
  Units purchased ......................              32,300              -           1,409,891        2,174,994
  Units redeemed .......................              (2,648)             -          (1,072,593)      (2,091,292)
                                                 -----------         ------        ------------     ------------
  Ending units .........................              29,652              -             479,284          141,986
                                                 ===========         ======        ============     ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            NSATSmCo                            NSATStMCap
                                                --------------------------------       ---------------------------
                                                    2000                1999               2000              1999
                                                ------------        ------------       ------------         ------
Investment activity:
  Net investment income ................        $   (176,590)           (139,907)            (5,906)             -
  Realized gain (loss) on investments ..           2,309,365           2,598,378            (51,032)             -
  Change in unrealized gain (loss)
     on investments ....................          (3,118,499)            756,420           (278,346)             -
  Reinvested capital gains .............           1,973,989             478,555              5,242              -
                                                ------------        ------------       ------------         ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             988,265           3,693,446           (330,042)             -
                                                ------------        ------------       ------------         ------

Equity transactions:
  Purchase payments received from
     contract owners ...................             188,033             574,894             44,035              -
  Transfers between funds ..............             660,475             745,285          1,328,397              -
  Redemptions ..........................          (2,130,973)         (2,216,287)           (77,570)             -
  Annuity benefits .....................              (4,198)             (2,123)                 -              -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                  -              -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                  -              -
  Adjustments to maintain reserves .....                 226                 162                 (9)             -
                                                ------------        ------------       ------------         ------
       Net equity transactions .........          (1,286,437)           (898,069)         1,294,853              -
                                                ------------        ------------       ------------         ------

Net change in contract owners' equity ..            (298,172)          2,795,377            964,811              -
Contract owners' equity beginning
  of period ............................          11,567,239           8,771,862                  -              -
                                                ------------        ------------       ------------         ------
Contract owners' equity end of period ..        $ 11,269,067          11,567,239            964,811              -
                                                ============        ============       ============         ======


CHANGES IN UNITS:
  Beginning units ......................             581,774             626,515                  -              -
                                                ------------        ------------       ------------         ------
  Units purchased ......................           1,240,332           2,424,148            129,125              -
  Units redeemed .......................          (1,293,896)         (2,468,889)            (9,609)             -
                                                ------------        ------------       ------------         ------
  Ending units .........................             528,210             581,774            119,516              -
                                                ============        ============       ============         ======

                                                              NSATTotRe                            NBAMTGro
                                                 --------------------------------       -------------------------------
                                                     2000                1999               2000               1999
                                                 ------------        ------------       ------------       ------------
Investment activity:
  Net investment income ................              (93,015)           (107,700)          (150,879)           (33,251)
  Realized gain (loss) on investments ..             (265,926)          1,235,487            572,917            301,032
  Change in unrealized gain (loss)
     on investments ....................           (3,259,201)         (1,000,830)        (2,899,584)           817,823
  Reinvested capital gains .............            3,220,610             500,011            785,729            102,839
                                                 ------------        ------------       ------------       ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             (397,532)            626,968         (1,691,817)         1,188,443
                                                 ------------        ------------       ------------       ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................               46,098           1,669,251            159,023             98,067
  Transfers between funds ..............           (2,003,395)            217,154          4,682,924          2,645,469
  Redemptions ..........................           (3,147,579)         (1,581,603)        (1,975,019)          (335,675)
  Annuity benefits .....................                    -                   -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                    -                   -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                    -                   -                  -                  -
  Adjustments to maintain reserves .....                  463                   3            (40,056)                54
                                                 ------------        ------------       ------------       ------------
       Net equity transactions .........           (5,104,413)            304,805          2,826,872          2,407,915
                                                 ------------        ------------       ------------       ------------

Net change in contract owners' equity ..           (5,501,945)            931,773          1,135,055          3,596,358
Contract owners' equity beginning
  of period ............................           14,126,186          13,194,413          6,856,877          3,260,519
                                                 ------------        ------------       ------------       ------------
Contract owners' equity end of period ..            8,624,241          14,126,186          7,991,932          6,856,877
                                                 ============        ============       ============       ============


CHANGES IN UNITS:
  Beginning units ......................              775,829             763,732            305,261            215,146
                                                 ------------        ------------       ------------       ------------
  Units purchased ......................              624,576             952,605            780,449            416,062
  Units redeemed .......................             (909,410)           (940,508)          (677,072)          (325,947)
                                                 ------------        ------------       ------------       ------------
  Ending units .........................              490,995             775,829            408,638            305,261
                                                 ============        ============       ============       ============

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            NBAMTGuard                          NBAMTLMat
                                                ------------------------------        ------------------------------
                                                    2000               1999              2000               1999
                                                -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................        $      (638)           (14,412)           261,696            368,234
  Realized gain (loss) on investments ..             46,829             72,936           (158,900)          (211,330)
  Change in unrealized gain (loss)
     on investments ....................            (81,448)            (2,868)           288,648           (162,778)
                                                -----------        -----------        -----------        -----------
  Reinvested capital gains .............                  -                  -                  -                  -
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (35,257)            55,656            391,444             (5,874)
                                                -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................              9,792             61,911             69,355            817,903
  Transfers between funds ..............           (983,518)         1,389,926           (131,743)        (2,291,304)
  Redemptions ..........................           (164,797)          (463,097)          (654,035)        (1,888,599)
  Annuity benefits .....................                  -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                  -                  -
  Adjustments to maintain reserves .....                 24                 (8)          (121,991)               (12)
                                                -----------        -----------        -----------        -----------
       Net equity transactions .........         (1,138,499)           988,732           (838,414)        (3,362,012)
                                                -----------        -----------        -----------        -----------

Net change in contract owners' equity ..         (1,173,756)         1,044,388           (446,970)        (3,367,886)
Contract owners' equity beginning
  of period ............................          1,735,967            691,579          5,540,661          8,908,547
                                                -----------        -----------        -----------        -----------
Contract owners' equity end of period ..        $   562,211          1,735,967          5,093,691          5,540,661
                                                ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            165,280             74,580            501,453            806,311
                                                -----------        -----------        -----------        -----------
  Units purchased ......................            228,041            468,733            283,454            214,286
  Units redeemed .......................           (339,617)          (378,033)          (346,880)          (519,144)
                                                -----------        -----------        -----------        -----------
  Ending units .........................             53,704            165,280            438,027            501,453
                                                ===========        ===========        ===========        ===========

                                                            NBAMTPart                           OppAggGro
                                                 -------------------------------        --------------------------
                                                    2000                1999               2000              1999
                                                 -----------        ------------        -----------         ------
Investment activity:
  Net investment income ................             (58,960)             31,577            (16,077)             -
  Realized gain (loss) on investments ..          (1,491,530)            914,892           (458,793)             -
  Change in unrealized gain (loss)
     on investments ....................            (534,052)           (685,018)          (265,960)             -
                                                 -----------        ------------        -----------         ------
  Reinvested capital gains .............           1,915,674             507,229                  -              -
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (168,868)            768,680           (740,830)             -
                                                 -----------        ------------        -----------         ------

Equity transactions:
  Purchase payments received from
     contract owners ...................              91,401           1,170,383             62,778              -
  Transfers between funds ..............          (2,642,518)        (11,477,114)         2,941,923              -
  Redemptions ..........................          (1,754,872)         (2,037,854)          (185,606)             -
  Annuity benefits .....................              (2,304)             (1,792)                 -              -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                  -              -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                  -              -
  Adjustments to maintain reserves .....                 725                 (92)               (26)             -
                                                 -----------        ------------        -----------         ------
       Net equity transactions .........          (4,307,568)        (12,346,469)         2,819,069              -
                                                 -----------        ------------        -----------         ------

Net change in contract owners' equity ..          (4,476,436)        (11,577,789)         2,078,239              -
Contract owners' equity beginning
  of period ............................          13,031,999          24,609,788                  -              -
                                                 -----------        ------------        -----------         ------
Contract owners' equity end of period ..           8,555,563          13,031,999          2,078,239              -
                                                 ===========        ============        ===========         ======


CHANGES IN UNITS:
  Beginning units ......................             756,409           1,512,099                  -              -
                                                 -----------        ------------        -----------         ------
  Units purchased ......................             719,276             521,297            292,151              -
  Units redeemed .......................            (975,387)         (1,276,987)           (23,953)             -
                                                 -----------        ------------        -----------         ------
  Ending units .........................             500,298             756,409            268,198              -
                                                 ===========        ============        ===========         ======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppBdFd                                OppCapAp
                                                -------------------------------         -------------------------------
                                                    2000                1999               2000                 1999
                                                -----------         -----------         -----------         -----------
Investment activity:
  Net investment income ................        $   513,512             378,385            (207,585)            (47,093)
  Realized gain (loss) on investments ..           (225,075)           (124,608)          1,698,372             431,012
  Change in unrealized gain (loss)
     on investments ....................             46,464            (593,132)         (2,480,045)          1,015,040
  Reinvested capital gains .............                  -              50,039             715,120             152,407
                                                -----------         -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            334,901            (289,316)           (274,138)          1,551,366
                                                -----------         -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................             95,999           1,008,386              75,259             286,263
  Transfers between funds ..............            145,055          (1,563,027)          5,332,507           7,500,359
  Redemptions ..........................           (765,413)         (1,386,958)         (3,561,902)           (632,389)
  Annuity benefits .....................                  -                   -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                  -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                  -                   -                   -                   -
  Adjustments to maintain reserves .....                304                 (41)                585                  64
                                                -----------         -----------         -----------         -----------
       Net equity transactions .........           (524,055)         (1,941,640)          1,846,449           7,154,297
                                                -----------         -----------         -----------         -----------

Net change in contract owners' equity ..           (189,154)         (2,230,956)          1,572,311           8,705,663
Contract owners' equity beginning
  of period ............................          8,493,656          10,724,612          10,111,617           1,405,954
                                                -----------         -----------         -----------         -----------
Contract owners' equity end of period ..        $ 8,304,502           8,493,656          11,683,928          10,111,617
                                                ===========         ===========         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................            750,565             919,786             568,790             110,408
                                                -----------         -----------         -----------         -----------
  Units purchased ......................            203,892             333,369           1,464,576           1,082,619
  Units redeemed .......................           (252,650)           (502,590)         (1,364,972)           (624,237)
                                                -----------         -----------         -----------         -----------
  Ending units .........................            701,807             750,565             668,394             568,790
                                                ===========         ===========         ===========         ===========


                                                              OppGlSec                             OppGroInc
                                                   -------------------------------         --------------------------
                                                      2000                 1999               2000              1999
                                                   -----------         -----------         -----------         ------
Investment activity:
  Net investment income ................              (152,246)            (34,082)             (5,070)             -
  Realized gain (loss) on investments ..               455,706           3,214,686              (7,252)             -
  Change in unrealized gain (loss)
     on investments ....................            (1,261,934)            908,671             (83,075)             -
  Reinvested capital gains .............             2,010,402             318,556                   -              -
                                                   -----------         -----------         -----------         ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             1,051,928           4,407,831             (95,397)             -
                                                   -----------         -----------         -----------         ------

Equity transactions:
  Purchase payments received from
     contract owners ...................               243,423             664,356               6,225              -
  Transfers between funds ..............             1,833,164          (2,467,451)            873,422              -
  Redemptions ..........................            (2,492,038)         (1,700,498)            (35,432)             -
  Annuity benefits .....................                (5,432)             (3,102)                  -              -
  Annual contract maintenance charges
     (note 2) ..........................                     -                   -                   -              -
  Contingent deferred sales charges
     (note 2) ..........................                     -                   -                   -              -
  Adjustments to maintain reserves .....                   241              (2,033)                (15)             -
                                                   -----------         -----------         -----------         ------
       Net equity transactions .........              (420,642)         (3,508,728)            844,200              -
                                                   -----------         -----------         -----------         ------

Net change in contract owners' equity ..               631,286             899,103             748,803              -
Contract owners' equity beginning
  of period ............................            10,845,594           9,946,491                   -              -
                                                   -----------         -----------         -----------         ------
Contract owners' equity end of period ..            11,476,880          10,845,594             748,803              -
                                                   ===========         ===========         ===========         ======


CHANGES IN UNITS:
  Beginning units ......................               454,998             652,299                   -              -
                                                   -----------         -----------         -----------         ------
  Units purchased ......................             3,967,731           1,275,458              87,454              -
  Units redeemed .......................            (3,957,614)         (1,472,759)             (3,951)             -
                                                   -----------         -----------         -----------         ------
  Ending units .........................               465,115             454,998              83,503              -
                                                   ===========         ===========         ===========         ======


                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppMult                                 StOpp2
                                                ------------------------------         -------------------------------
                                                    2000               1999               2000                1999
                                                -----------        -----------         -----------         -----------
Investment activity:
  Net investment income ................        $   162,048             93,357            (159,052)           (124,119)
  Realized gain (loss) on investments ..            (48,219)           (17,790)          1,791,649             571,848
  Change in unrealized gain (loss)
     on investments ....................           (216,658)           163,061          (2,534,485)          1,190,733
  Reinvested capital gains .............            338,764            239,845           1,389,404             835,183
                                                -----------        -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            235,935            478,473             487,516           2,473,645
                                                -----------        -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            158,055            320,580             154,739             444,100
  Transfers between funds ..............           (119,231)          (172,557)            543,054            (679,844)
  Redemptions ..........................         (1,068,621)          (306,699)         (1,132,449)         (1,033,325)
  Annuity benefits .....................                  -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                   -                   -
  Adjustments to maintain reserves .....                213                 15                 318                (120)
                                                -----------        -----------         -----------         -----------
       Net equity transactions .........         (1,029,584)          (158,661)           (434,338)         (1,269,189)
                                                -----------        -----------         -----------         -----------

Net change in contract owners' equity ..           (793,649)           319,812              53,178           1,204,456
Contract owners' equity beginning
  of period ............................          5,270,225          4,950,413          10,919,497           9,715,041
                                                -----------        -----------         -----------         -----------
Contract owners' equity end of period ..        $ 4,476,576          5,270,225          10,972,675          10,919,497
                                                ===========        ===========         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................            353,977            366,336             524,454             620,363
                                                -----------        -----------         -----------         -----------
  Units purchased ......................             61,111             78,560             484,944             464,702
  Units redeemed .......................           (128,469)           (90,919)           (506,628)           (560,611)
                                                -----------        -----------         -----------         -----------
  Ending units .........................            286,619            353,977             502,770             524,454
                                                ===========        ===========         ===========         ===========

                                                            StDisc2                             StIntStk2
                                               ------------------------------        ------------------------------
                                                   2000               1999              2000               1999
                                               -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................           (15,222)           (15,568)           (24,134)           (11,174)
  Realized gain (loss) on investments ..            97,653           (281,425)           430,802             97,684
  Change in unrealized gain (loss)
     on investments ....................           (39,730)           133,521           (561,636)           698,798
  Reinvested capital gains .............                 -            148,014                  -                  -
                                               -----------        -----------        -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            42,701            (15,458)          (154,968)           785,308
                                               -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            22,394            117,799             36,272             38,563
  Transfers between funds ..............          (110,753)            19,118         (1,270,054)           213,338
  Redemptions ..........................          (136,824)           (98,431)          (216,425)          (180,494)
  Annuity benefits .....................                 -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                 -                  -                  -                  -
  Adjustments to maintain reserves .....                24                 (5)                22                 91
                                               -----------        -----------        -----------        -----------
       Net equity transactions .........          (225,159)            38,481         (1,450,185)            71,498
                                               -----------        -----------        -----------        -----------

Net change in contract owners' equity ..          (182,458)            23,023         (1,605,153)           856,806
Contract owners' equity beginning
  of period ............................         1,161,674          1,138,651          2,232,088          1,375,282
                                               -----------        -----------        -----------        -----------
Contract owners' equity end of period ..           979,216          1,161,674            626,935          2,232,088
                                               ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            97,612             99,090            144,591            164,363
                                               -----------        -----------        -----------        -----------
  Units purchased ......................            26,756            144,017          3,301,897            295,916
  Units redeemed .......................           (44,396)          (145,495)        (3,378,350)          (315,688)
                                               -----------        -----------        -----------        -----------
  Ending units .........................            79,972             97,612             68,138            144,591
                                               ===========        ===========        ===========        ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            VEWrldBd                             VEWrldEMkt
                                                ------------------------------        ------------------------------
                                                   2000                1999               2000               1999
                                                -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................        $    56,103             55,442            (30,835)           (27,585)
  Realized gain (loss) on investments ..           (168,188)          (135,619)          (419,189)         1,234,400
  Change in unrealized gain (loss)
     on investments ....................            102,007           (140,532)          (413,938)           331,043
  Reinvested capital gains .............                  -             36,356                  -                  -
                                                -----------        -----------        -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (10,078)          (184,353)          (863,962)         1,537,858
                                                -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................             26,292            136,369             24,482             69,563
  Transfers between funds ..............           (125,878)          (293,384)          (133,743)           307,194
  Redemptions ..........................           (209,758)          (331,319)          (409,499)          (424,926)
  Annuity benefits .....................                  -                  -             (1,932)              (444)
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                  -                  -
  Adjustments to maintain reserves .....               (119)               (14)             2,900             (3,448)
                                                -----------        -----------        -----------        -----------
       Net equity transactions .........           (309,463)          (488,348)          (517,792)           (52,061)
                                                -----------        -----------        -----------        -----------

Net change in contract owners' equity ..           (319,541)          (672,701)        (1,381,754)         1,485,797
Contract owners' equity beginning
  of period ............................          1,524,816          2,197,517          2,556,931          1,071,134
                                                -----------        -----------        -----------        -----------
Contract owners' equity end of period ..        $ 1,205,275          1,524,816          1,175,177          2,556,931
                                                ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            146,918            192,339            226,604            187,964
                                                -----------        -----------        -----------        -----------
  Units purchased ......................            205,155            129,661          2,207,868          3,344,378
  Units redeemed .......................           (236,402)          (175,082)        (2,252,670)        (3,305,738)
                                                -----------        -----------        -----------        -----------
  Ending units .........................            115,671            146,918            181,802            226,604
                                                ===========        ===========        ===========        ===========

                                                          VEWrldHAs                            WPGPVenCp
                                                ------------------------------        ------------------------------
                                                    2000               1999              2000               1999
                                                -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................                205             (1,340)           (24,001)           (11,527)
  Realized gain (loss) on investments ..             37,917             99,229            445,086            147,522
  Change in unrealized gain (loss)
     on investments ....................             (2,020)            56,098           (957,686)           314,974
  Reinvested capital gains .............                  -                  -            141,261                  -
                                                -----------        -----------        -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             36,102            153,987           (395,340)           450,969
                                                -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................              5,548              6,977             46,774             55,830
  Transfers between funds ..............           (312,463)           259,623            469,837            246,879
  Redemptions ..........................           (146,190)          (347,806)          (518,996)          (135,795)
  Annuity benefits .....................                  -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                  -                  -
  Adjustments to maintain reserves .....             (1,743)                40                 (3)                35
                                                -----------        -----------        -----------        -----------
       Net equity transactions .........           (454,848)           (81,166)            (2,388)           166,949
                                                -----------        -----------        -----------        -----------

Net change in contract owners' equity ..           (418,746)            72,821           (397,728)           617,918
Contract owners' equity beginning
  of period ............................            953,300            880,479          1,504,730            886,812
                                                -----------        -----------        -----------        -----------
Contract owners' equity end of period ..            534,554            953,300          1,107,002          1,504,730
                                                ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            119,693            131,829             78,371             74,424
                                                -----------        -----------        -----------        -----------
  Units purchased ......................            484,472          1,534,164            106,150             87,428
  Units redeemed .......................           (543,037)        (1,546,300)          (112,351)           (83,481)
                                                -----------        -----------        -----------        -----------
  Ending units .........................             61,128            119,693             72,170             78,371
                                                ===========        ===========        ===========        ===========

                                                                   (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                             WPIntEq                                WPSmCoGr
                                                --------------------------------        --------------------------------
                                                    2000                1999                2000                1999
                                                ------------        ------------        ------------        ------------
Investment activity:
  Net investment income ................        $    (56,675)            (44,462)           (197,117)           (125,563)
  Realized gain (loss) on investments ..            (125,670)          3,472,845           4,376,093            (136,291)
  Change in unrealized gain (loss)
     on investments ....................            (710,491)            208,844          (8,210,756)          4,724,714
  Reinvested capital gains .............             731,303                   -           1,372,671             348,393
                                                ------------        ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (161,533)          3,637,227          (2,659,109)          4,811,253
                                                ------------        ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................              83,925             255,046             145,506             402,863
  Transfers between funds ..............            (855,545)         (4,300,319)         (3,401,027)            392,300
  Redemptions ..........................          (1,227,832)           (775,556)         (2,894,469)         (1,598,954)
  Annuity benefits .....................                   -                   -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                   -                   -
  Adjustments to maintain reserves .....              19,999                 350                  53                 297
                                                ------------        ------------        ------------        ------------
       Net equity transactions .........          (1,979,453)         (4,820,479)         (6,149,937)           (803,494)
                                                ------------        ------------        ------------        ------------

Net change in contract owners' equity ..          (2,140,986)         (1,183,252)         (8,809,046)          4,007,759
Contract owners' equity beginning
  of period ............................           5,427,011           6,610,263          14,981,656          10,973,897
                                                ------------        ------------        ------------        ------------
Contract owners' equity end of period ..        $  3,286,025           5,427,011           6,172,610          14,981,656
                                                ============        ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................             343,412             632,494             733,657             895,466
                                                ------------        ------------        ------------        ------------
  Units purchased ......................          12,852,125          10,279,259             604,115             451,036
  Units redeemed .......................         (12,910,828)        (10,568,341)           (963,226)           (612,845)
                                                ------------        ------------        ------------        ------------
  Ending units .........................             284,709             343,412             374,546             733,657
                                                ============        ============        ============        ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                       NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; how-ever, other distributors are utilized.

    (b) The Contracts

        Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or payout phase may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
              American Century VP - American Century VP Income & Growth (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - European Equity Portfolio (DryEuroEq)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus VIF
              - Capital Appreciation Fund)
              Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II
              (Fidelity VIP-II);
              Fidelity VIP-II - Asset Manager Portfolio: Initial Class
              (FidVIPAM)
              Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)

            Portfolio of the Fidelity Variable Insurance Products Fund III
              (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
              Janus AS - Global Technology Portfolio - Service Shares
              (JanGlTech)
              Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

    Portfolio of the Morgan Stanley: The Universal Institutional Funds, Inc.
      (Morgan Stanley:UIF):
      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

    Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlTech)
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
      Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
      Nationwide SAT - Money Market Fund (NSATMyMkt)
      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
      Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap) (formerly Nationwide SAT - Strategic Growth Fund)
      Nationwide SAT - Total Return Fund (NSATTotRe)

    Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger &
        Berman AMT);
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

    Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
      Oppenheimer - Aggressive Growth Fund/VA (OppAggGr)
      Oppenheimer - Bond Fund/VA (OppBdFd)
      Oppenheimer - Capital Appreciation Fund/VA (OppCapAp)
      Oppenheimer - Global Securities Fund/VA (OppGlSec)
      Oppenheimer - Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer - Multiple Strategies Fund/VA (OppMult)

    Strong Opportunity Fund II, Inc.(StOpp2)

    Funds of the Strong Variable Insurance Funds, Inc.(Strong VIF);
      Strong VIF - Strong Discovery Fund II (StDisc2)
      Strong VIF - Strong International Stock Fund II (StIntStk2)

    Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

    Portfolios of the Warburg Pincus Trust;
      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
         (formerly Warburg Pincus Trust - Post-Venture Capital Portfolio) Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2).

The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

    The following contract charges are deducted by the Company:a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued


(4) Financial Highlights

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

    The following is a summary for 2000:

                                                                              Unit       Contract                      Total
                                                                 Units     Fair Value  Owners' Equity  Expenses(*)     Return(**)
                                                                 -----     ----------  --------------  -----------     ----------
American Century VP -
American Century VP Balanced:
  Tax qualified .............................................     56,820    $14.731718  $   837,056      1.41%          (4.05)%
  Non-tax qualified .........................................    171,429     14.731718    2,525,444      1.41%          (4.05)%
American Century VP -
American Century VP Capital Appreciation:
  Tax qualified .............................................     97,215     15.010437    1,459,240      1.64%           7.46%
  Non-tax qualified .........................................    242,890     15.010437    3,645,885      1.64%           7.46%
American Century VP -
American Century VP Income & Growth:
  Tax qualified .............................................    118,254     11.081251    1,310,402      1.57%         (11.90)%
  Non-tax qualified .........................................    290,573     11.081251    3,219,912      1.57%         (11.90)%
American Century VP -
American Century VP International:
  Tax qualified .............................................    279,199     20.206944    5,641,759      1.80%         (18.03)%
  Non-tax qualified .........................................    648,618     20.206944   13,106,588      1.80%         (18.03)%
American Century VP -
American Century VP Value:
  Tax qualified .............................................     56,238     14.810356      832,905      1.21%          16.44%
  Non-tax qualified .........................................    155,546     14.810356    2,303,692      1.21%          16.44%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified .............................................    118,480     20.685971    2,450,874      1.51%         (12.32)%
  Non-tax qualified .........................................    139,008     20.685971    2,875,515      1.51%         (12.32)%
Dreyfus Stock Index Fund:
  Tax qualified .............................................    932,971     20.488199   19,114,896      1.65%         (10.59)%
  Non-tax qualified .........................................  1,493,194     20.488199   30,592,856      1.65%         (10.59)%
Dreyfus - IP European Equity Fund:
  Tax qualified .............................................     21,767      9.263524      201,639      1.24%(***)    (10.98)%(***)
  Non-tax qualified .........................................      1,423      9.263524       13,182      1.24%(***)    (10.98)%(***)
Dreyfus VIF - Appreciation Portfolio:
  Tax qualified .............................................     83,093     14.057304    1,168,064      1.37%          (2.08)%
  Non-tax qualified .........................................    153,271     14.057304    2,154,577      1.37%          (2.08)%
Dreyfus VIF - Growth & Income Portfolio:
  Tax qualified .............................................     95,982     13.767307    1,321,414      1.58%          (5.17)%
  Non-tax qualified .........................................    120,783     13.767307    1,662,857      1.58%          (5.17)%
Fidelity VIP - Equity-Income Portfolio: Initial Class:
  Tax qualified .............................................    437,527     17.042623    7,456,608      1.30%           6.86%
  Non-tax qualified .........................................    981,636     17.042623   16,729,652      1.30%           6.86%
Fidelity VIP - Growth Portfolio: Initial Class:
  Tax qualified .............................................    684,826     21.981588   15,053,563      1.68%         (12.26)%
  Non-tax qualified .........................................  1,164,414     21.981588   25,595,669      1.68%         (12.26)%

                                                                           Unit       Contract                        Total
                                                               Units    Fair Value  Owners' Equity  Expenses(*)     Return(**)
                                                               -----    ----------  --------------  -----------     ----------
Fidelity VIP - High Income Portfolio: Initial Class:
  Tax qualified .........................................     385,572      9.767880   3,766,221        1.34%         (23.59)%
  Non-tax qualified .....................................     877,448      9.767880   8,570,807        1.34%         (23.59)%
Fidelity VIP - Overseas Portfolio: Initial Class:
  Tax qualified .........................................     133,601     14.942870   1,996,382        1.76%         (20.28)%
  Non-tax qualified .....................................     258,556     14.942870   3,863,569        1.76%         (20.28)%
Fidelity VIP-II -
Asset Manager Portfolio: Initial Class:
  Tax qualified .........................................     156,539     15.413978   2,412,889        1.44%          (5.31)%
  Non-tax qualified .....................................     444,098     15.413978   6,845,317        1.44%          (5.31)%
Fidelity VIP-II - Contrafund Portfolio: Initial Class:
  Tax qualified .........................................     359,405     20.868027   7,500,073        1.50%          (7.97)%
  Non-tax qualified .....................................     855,938     20.868027  17,861,737        1.50%          (7.97)%
Fidelity VIP-III -
Growth Opportunities Portfolio: Initial Class:
  Tax qualified .........................................     479,781     11.268484   5,406,405        1.58%         (18.26)%
  Non-tax qualified .....................................   1,018,214     11.268484  11,473,728        1.58%         (18.26)%
Janus AS - Capital Appreciation Portfolio -
Service Shares:
  Tax qualified .........................................      85,043      7.857070     668,189        1.76%(***)    (31.95)%(***)
  Non-tax qualified .....................................     129,841      7.857070   1,020,170        1.76%(***)    (31.95)%(***)
Janus AS - Global Technology Portfolio -
Service Shares:
  Tax qualified .........................................      41,434      6.713510     278,168        1.78%(***)    (49.00)%(***)
  Non-tax qualified .....................................      69,978      6.713510     469,798        1.78%(***)    (49.00)%(***)
Janus AS - International Growth Portfolio -
Service Shares:
  Tax qualified .........................................      69,580      7.875304     547,964        1.87%(***)    (31.68)%(***)
  Non-tax qualified .....................................     117,734      7.875304     927,191        1.87%(***)    (31.68)%(***)
Morgan Stanley:UIF -
Emerging Markets Debt Portfolio:
  Tax qualified .........................................      17,317      9.685225     167,719        1.83%           9.78%
  Non-tax qualified .....................................      19,822      9.685225     191,981        1.83%           9.78%
Morgan Stanley:UIF - U.S. Real Estate Portfolio:
  Tax qualified .........................................      86,558     17.075663   1,478,035        1.40%(***)     12.44%(***)
  Non-tax qualified .....................................     181,879     17.075663   3,105,705        1.40%(***)     12.44%(***)
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .........................................     398,484     15.031680   5,989,884        1.36%         (27.59)%
  Non-tax qualified .....................................     427,938     15.031680   6,432,627        1.36%         (27.59)%
Nationwide SAT - Global Technology &
Communications Fund - Gartmore:
  Tax qualified .........................................       1,086      5.996363       6,512        1.64%(***)   (160.70)%(***)
  Non-tax qualified .....................................       1,031      5.996363       6,182        1.64%(***)   (160.70)%(***)
Nationwide SAT - Government Bond Fund:
  Tax qualified .........................................     380,016     12.566516   4,775,477        1.32%          10.92%
  Non-tax qualified .....................................     701,579     12.566516   8,816,404        1.32%          10.92%
Nationwide NSAT - Growth Focus Fund - Turner:
  Tax qualified .........................................       1,877      6.321864      11,866        1.00%(***)   (147.63)%(***)
  Non-tax qualified .....................................       5,270      6.321864      33,316        1.00%(***)   (147.63)%(***)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued



                                                                              Unit       Contract                     Total
                                                                 Units     Fair Value  Owners' Equity  Expenses(*)   Return(**)
                                                                 -----     ----------  --------------  -----------   ----------
Nationwide SAT - Mid Cap Index Fund - Dreyfus:
  Tax qualified .............................................    25,409     10.416005     264,660       1.86%(***)     6.20%(***)
  Non-tax qualified .........................................    34,275     10.416005     357,009       1.86%(***)     6.20%(***)
Nationwide SAT - Money Market Fund:
  Tax qualified .............................................   709,648     11.999210   8,515,215       1.13%          4.50%
  Non-tax qualified ......................................... 3,298,666     11.999210  39,581,386       1.13%          4.50%
Nationwide SAT - Multi Sector Bond Fund - MAS:
  Tax qualified .............................................     8,941     10.392004      92,915       1.01%(***)     5.84%(***)
  Non-tax qualified .........................................    22,238     10.392004     231,097       1.01%(***)     5.84%(***)
Nationwide SAT -
Nationwide Small Cap Growth Fund:
  Tax qualified .............................................     5,886      8.040986      47,329       1.77%(***)   (29.21)%(***)
  Non-tax qualified .........................................    23,766      8.040986     191,102       1.77%(***)   (29.21)%(***)
Nationwide SAT -
Nationwide Small Cap Value Fund:
  Tax qualified .............................................   153,092     11.764073   1,800,985       1.12%          9.60%
  Non-tax qualified .........................................   326,192     11.764073   3,837,347       1.12%          9.60%
Nationwide SAT -
Nationwide Small Company Fund:
  Tax qualified .............................................   161,163     21.311278   3,434,589       1.57%          7.33%
  Non-tax qualified .........................................   367,047     21.311278   7,822,241       1.57%          7.33%
Nationwide SAT - Strong Mid Cap Growth Fund:
  Tax qualified .............................................    45,366      8.072647     366,224       1.22%(***)   (28.73)%(***)
  Non-tax qualified .........................................    74,150      8.072647     598,587       1.22%(***)   (28.73)%(***)
Nationwide SAT - Total Return Fund:
  Tax qualified .............................................   201,909     17.564788   3,546,489       1.38%         (3.53)%
  Non-tax qualified .........................................   289,087     17.564788   5,077,752       1.38%         (3.53)%
Neuberger Berman AMT - Growth Portfolio:
  Tax qualified .............................................   114,454     19.557437   2,238,427       1.90%        (12.93)%
  Non-tax qualified .........................................   294,185     19.557437   5,753,505       1.90%        (12.93)%
Neuberger Berman AMT - Guardian Portfolio:
  Tax qualified .............................................    23,528     10.468884     246,312       1.72%         (0.33)%
  Non-tax qualified .........................................    30,175     10.468884     315,899       1.72%         (0.33)%
Neuberger Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .............................................   147,687     11.628715   1,717,410       1.40%          5.24%
  Non-tax qualified .........................................   290,340     11.628715   3,376,281       1.40%          5.24%
Neuberger Berman AMT - Partners Portfolio:
  Tax qualified .............................................   160,245     17.087601   2,738,203       1.38%         (0.75)%
  Non-tax qualified .........................................   340,053     17.087601   5,810,690       1.38%         (0.75)%
Oppenheimer - Aggressive Growth Fund / VA:
  Tax qualified .............................................   108,793      7.748895     843,026       1.55%(***)   (33.56)%(***)
  Non-tax qualified .........................................   159,405      7.748895   1,235,213       1.55%(***)   (33.56)%(***)
Oppenheimer - Bond Fund / VA:
  Tax qualified .............................................   226,794     11.833028   2,683,660       1.35%          4.57%
  Non-tax qualified .........................................   475,013     11.833028   5,620,842       1.35%          4.57%
Oppenheimer - Capital Appreciation Fund / VA:
  Tax qualified .............................................   221,727     17.480600   3,875,921       1.84%         (1.67)%
  Non-tax qualified .........................................   446,667     17.480600   7,808,007       1.84%         (1.67)%

                                                                        Unit        Contract                          Total
                                                           Units     Fair Value   Owners' Equity   Expenses(*)      Return(**)
                                                           -----     ----------   --------------   -----------      ----------
Oppenheimer - Global Securities Fund / VA:
  Tax qualified .......................................   144,548      24.641540     3,561,885        1.69%             3.57%
  Non-tax qualified ...................................   320,568      24.641540     7,899,289        1.69%             3.57%
Oppenheimer -
Main Street Growth & Income Fund / VA:
  Tax qualified .......................................    27,310       8.967494       244,902        1.35%(***)      (15.39)%(***)
  Non-tax qualified ...................................    56,192       8.967494       503,901        1.35%(***)      (15.39)%(***)
Oppenheimer - Multiple Strategies Fund / VA:
  Tax qualified .......................................    65,033      15.618506     1,015,718        1.46%             4.90%
  Non-tax qualified ...................................   221,587      15.618506     3,460,858        1.46%             4.90%
Strong Opportunity Fund II, Inc.:
  Tax qualified .......................................   127,340      21.824486     2,779,130        1.45%             5.06%
  Non-tax qualified ...................................   375,429      21.824486     8,193,545        1.45%             5.06%
Strong VIF - Strong Discovery Fund II.:
  Tax qualified .......................................    20,422      12.244478       250,057        1.42%             2.89%
  Non-tax qualified ...................................    59,550      12.244478       729,159        1.42%             2.89%
Strong VIF - Strong International Stock Fund II:
  Tax qualified .......................................    19,246       9.200959       177,082        1.69%           (40.40)%
  Non-tax qualified ...................................    48,892       9.200959       449,853        1.69%           (40.40)%
Van Eck WIT -  Worldwide Bond Fund:
  Tax qualified .......................................    40,213      10.419942       419,017        1.35%             0.40%
  Non-tax qualified ...................................    75,457      10.419942       786,258        1.35%             0.40%
Van Eck WIT -
Worldwide Emerging Markets Fund:
  Tax qualified .......................................    45,395       6.444541       292,550        1.66%           (42.71)%
  Non-tax qualified ...................................   136,406       6.444541       879,074        1.66%           (42.71)%
Van Eck WIT - Worldwide Hard Assets Fund:
  Tax qualified .......................................    15,408       8.744687       134,738        1.34%             9.80%
  Non-tax qualified ...................................    45,721       8.744687       399,816        1.34%             9.80%
Warburg Pincus Trust -
Global Post-Venture Capital Portfolio:
  Tax qualified .......................................    26,468      15.338808       405,988        1.84%           (20.11)%
  Non-tax qualified ...................................    45,702      15.338808       701,014        1.84%           (20.11)%
Warburg Pincus Trust -
International Equity Portfolio:
  Tax qualified .......................................    87,727      11.541697     1,012,518        1.77%           (26.97)%
  Non-tax qualified ...................................   196,982      11.541697     2,273,507        1.77%           (26.97)%
Warburg Pincus Trust -
Small Company Growth Portfolio:
  Tax qualified .......................................    94,631      16.480247     1,559,542        1.86%           (19.30)%
  Non-tax qualified ...................................   279,915      16.480247     4,613,068        1.86%           (19.30)%
                                                          =======      =========

Reserve for annuity contracts in payout phase:
  Tax qualified .......................................                                 48,331
  Non-tax qualified ...................................                                 33,619
                                                                                  ------------
                                                                                  $428,751,307
                                                                                  ============


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                             Unit         Contract                       Total
                                                               Units       Fair Value   Owners' Equity  Expenses(*)    Return(**)
                                                               -----       ----------   --------------  -----------    ----------
The following is a summary for 1999:
   American Century VP -
   American Century VP Balanced:
     Tax qualified .....................................        82,782      $15.354284    $ 1,271,058       1.53%          8.46%
     Non-tax qualified .................................       189,028       15.354284      2,902,390       1.53%          8.46%
   American Century VP -
   American Century VP Capital Appreciation:
     Tax qualified .....................................        81,461       13.968271      1,137,869       1.39%         62.14%
     Non-tax qualified .................................       180,077       13.968271      2,515,364       1.39%         62.14%
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .....................................        81,894       12.578672      1,030,118       1.42%         16.31%
     Non-tax qualified .................................       175,785       12.578672      2,211,142       1.42%         16.31%
   American Century VP -
   American Century VP International:
     Tax qualified .....................................       308,447       24.650510      7,603,376       1.30%         61.67%
     Non-tax qualified .................................       669,655       24.650510     16,507,337       1.30%         61.67%
   American Century VP -
   American Century VP Value:
     Tax qualified .....................................        45,365       12.719374        577,014       1.49%         (2.29)%
     Non-tax qualified .................................       121,969       12.719374      1,551,369       1.49%         (2.29)%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Tax qualified .....................................       132,996       23.591580      3,137,586       1.58%         28.20%
     Non-tax qualified .................................       186,945       23.591580      4,410,328       1.58%         28.20%
   Dreyfus Stock Index Fund:
     Tax qualified .....................................       961,845       22.914747     22,040,435       1.31%         18.86%
     Non-tax qualified .................................     1,695,985       22.914747     38,863,067       1.31%         18.86%
   Dreyfus VIF - Capital Appreciation Portfolio:
     Tax qualified .....................................       110,872       14.356471      1,591,731       1.76%          9.84%
     Non-tax qualified .................................       249,980       14.356471      3,588,831       1.76%          9.84%
   Dreyfus VIF - Growth and Income Portfolio:
     Tax qualified .....................................       107,460       14.517630      1,560,065       1.38%         15.19%
     Non-tax qualified .................................       159,751       14.517630      2,319,206       1.38%         15.19%
   Fidelity VIP - Equity-Income Portfolio:
     Tax qualified .....................................       635,675       15.949005     10,138,384       1.60%          4.79%
     Non-tax qualified .................................     1,462,720       15.949005     23,328,929       1.60%          4.79%
   Fidelity VIP - Growth Portfolio:
     Tax qualified .....................................       597,032       25.054513     14,958,346       1.49%         35.45%
     Non-tax qualified .................................     1,206,843       25.054513     30,236,864       1.49%         35.45%
   Fidelity VIP - High Income Portfolio:
     Tax qualified .....................................       817,781       12.783993     10,454,507       1.41%          6.59%
     Non-tax qualified .................................     1,453,586       12.783993     18,582,633       1.41%          6.59%
   Fidelity VIP - Overseas Portfolio:
     Tax qualified .....................................       159,451       18.743279      2,988,635       1.59%         40.56%
     Non-tax qualified .................................       275,154       18.743279      5,157,288       1.59%         40.56%
   Fidelity VIP-II - Asset Manager Portfolio:
     Tax qualified .....................................       212,828       16.279126      3,464,654       1.59%          9.48%
     Non-tax qualified .................................       527,408       16.279126      8,585,741       1.59%          9.48%

                                                                                Unit       Contract                     Total
                                                                 Units       Fair Value  Owners' Equity  Expenses(*)  Return(**)
                                                                 -----       ----------  --------------  -----------  ----------
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified .............................................     451,477      22.675266    10,237,361       1.47%      22.45%
  Non-tax qualified .........................................   1,056,444      22.675266    23,955,149       1.47%      22.45%
Fidelity VIP-III - Growth Opportunities Portfolio:
  Tax qualified .............................................     267,657      13.786395     3,690,025       1.67%       2.76%
  Non-tax qualified .........................................   1,222,441      13.786395    16,853,054       1.67%       2.76%

Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .............................................       4,911       8.822360        43,327       1.94%      27.50%
  Non-tax qualified .........................................      16,937       8.822360       149,424       1.94%      27.50%
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .............................................     252,002      20.760238     5,231,621       1.83%       2.77%
  Non-tax qualified .........................................     448,548      20.760238     9,311,963       1.83%       2.77%
Nationwide SAT - Government Bond Fund:
  Tax qualified .............................................     440,246      11.329778     4,987,889       1.50%      (3.76)%
  Non-tax qualified .........................................     933,705      11.329778    10,578,670       1.50%      (3.76)%
Nationwide SAT - Money Market Fund:
  Tax qualified .............................................   3,422,604      11.482780    39,301,009       1.48%       3.33%
  Non-tax qualified .........................................   4,992,397      11.482780    57,326,596       1.48%       3.33%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified .............................................      38,232      10.734023       410,383       1.79%      25.98%
  Non-tax qualified .........................................     103,753      10.734023     1,113,687       1.79%      25.98%
Nationwide SAT - Small Company Fund:
  Tax qualified .............................................     186,506      19.856438     3,703,345       1.38%      41.93%
  Non-tax qualified .........................................     395,269      19.856438     7,848,634       1.38%      41.93%
Nationwide SAT - Total Return Fund:
  Tax qualified .............................................     298,326      18.207860     5,431,878       1.45%       5.39%
  Non-tax qualified .........................................     477,503      18.207860     8,694,308       1.45%       5.39%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified .............................................      88,327      22.462268     1,984,025       1.69%      48.22%
  Non-tax qualified .........................................     216,935      22.462268     4,872,852       1.69%      48.22%
Neuberger & Berman AMT - Guardian Portfolio:
  Tax qualified .............................................      56,195      10.503255       590,230       1.38%      13.27%
  Non-tax qualified .........................................     109,084      10.503255     1,145,737       1.38%      13.27%

Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .............................................     163,757      11.049212     1,809,386       1.46%       0.01%
  Non-tax qualified .........................................     337,696      11.049212     3,731,275       1.46%       0.01%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified .............................................     232,129      17.216794     3,996,517       1.38%       5.81%
  Non-tax qualified .........................................     524,280      17.216794     9,026,421       1.38%       5.81%
Oppenheimer VAF - Bond Fund:
  Tax qualified .............................................     186,021      11.316334     2,105,076       1.48%      (2.95)%
  Non-tax qualified .........................................     564,545      11.316334     6,388,580       1.48%      (2.95)%
Oppenheimer VAF - Global Securities Fund:
  Tax qualified .............................................     159,473      23.791512     3,794,104       1.42%      56.19%
  Non-tax qualified .........................................     295,526      23.791512     7,031,010       1.42%      56.19%
Oppenheimer VAF - Growth Fund:
  Tax qualified .............................................     234,519      17.777418     4,169,142       1.06%      39.60%
  Non-tax qualified .........................................     334,271      17.777418     5,942,475       1.06%      39.60%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                Unit         Contract                   Total
                                                                    Units     Fair Value   Owners' Equity  Expenses(*) Return(**)
                                                                    -----     ----------   --------------  ----------- ----------
  Oppenheimer VAF - Multiple Strategies Fund:
    Tax qualified ..............................................    79,147     14.888567      1,178,385       1.42%      10.18%
    Non-tax qualified ..........................................   274,831     14.888567      4,091,840       1.42%      10.18%
  Strong Opportunity Fund II, Inc.:
    Tax qualified ..............................................   134,958     20.820776      2,809,930       1.20%      32.95%
    Non-tax qualified ..........................................   389,494     20.820776      8,109,567       1.20%      32.95%
  Strong VIF - Strong Discovery Fund II:
    Tax qualified ..............................................    29,325     11.900815        348,991       1.35%       3.57%
    Non-tax qualified ..........................................    68,288     11.900815        812,683       1.35%       3.57%
  Strong VIF - Strong International Stock Fund II:
    Tax qualified ..............................................    39,778     15.437256        614,063       1.49%      84.49%
    Non-tax qualified ..........................................   104,813     15.437256      1,618,025       1.49%      84.49%
  Van Eck WIT - Worldwide Bond Fund:
    Tax qualified ..............................................    50,966     10.378690        528,960       1.39%      (9.16)%
    Non-tax qualified ..........................................    95,952     10.378690        995,856       1.39%      (9.16)%
  Van Eck WIT -
  Worldwide Emerging Markets Fund:
    Tax qualified ..............................................    62,813     11.248273        706,538       1.52%      97.39%
    Non-tax qualified ..........................................   163,791     11.248273      1,842,366       1.52%      97.39%
  Van Eck WIT - Worldwide Hard Assets Fund:
    Tax qualified ..............................................    36,070      7.964538        287,281       1.37%      19.25%
    Non-tax qualified ..........................................    83,623      7.964538        666,019       1.37%      19.25%
  Van Kampen LIT -
  Morgan Stanley Real Estate Securities Portfolio:
    Tax qualified ..............................................    77,061     13.529402      1,042,589       1.37%      (4.77)%
    Non-tax qualified ..........................................   208,374     13.529402      2,819,176       1.37%      (4.77)%
  Warburg Pincus Trust -
  International Equity Portfolio:
    Tax qualified ..............................................   105,810     15.803207      1,672,137       1.54%      51.21%
    Non-tax qualified ..........................................   237,602     15.803207      3,754,874       1.54%      51.21%
  Warburg Pincus Trust -
  Post Venture Capital Portfolio:
    Tax qualified ..............................................    20,260     19.199834        388,989       1.38%      61.13%
    Non-tax qualified ..........................................    58,112     19.199834      1,115,741       1.38%      61.13%
  Warburg Pincus Trust -
  Small Company Growth Portfolio:
    Tax qualified ..............................................   179,183     20.420490      3,659,005       1.35%      66.63%
    Non-tax qualified ..........................................   554,475     20.420490     11,322,651       1.35%      66.63%
                                                                   =======     =========

  Reserve for annuity contracts in payout phase:
    Tax qualified ..............................................                                 68,791
    Non-tax qualified ..........................................                                 48,622
                                                                                           ------------
                                                                                           $558,672,499
                                                                                           ============

The following is a summary for 1998:
  American Century VP -
  American Century VP Balanced:
     Tax qualified .............................................    88,999    $14.156329   $  1,259,899     1.41%      14.09%
     Non-tax qualified .........................................   192,338     14.156329      2,722,800     1.41%      14.09%

                                                                      Unit         Contract                          Total
                                                          Units    Fair Value    Owners' Equity    Expenses(*)     Return(**)
                                                          -----    ----------    --------------    -----------     ----------
American Century VP -
American Century VP Capital Appreciation:
  Tax qualified ...................................       53,093      8.614847         457,388       1.61%            (3.58)%
  Non-tax qualified ...............................      126,997      8.614847       1,094,060       1.61%            (3.58)%
American Century VP -
American Century VP Income & Growth:
  Tax qualified ...................................       48,895     10.814821         528,791       1.56%(***)       12.15%(***)
  Non-tax qualified ...............................      180,254     10.814821       1,949,415       1.56%(***)       12.15%(***)
American Century VP -
American Century VP International:
  Tax qualified ...................................      263,771     15.247438       4,021,832       1.72%            17.04%
  Non-tax qualified ...............................      631,540     15.247438       9,629,367       1.72%            17.04%
American Century VP -
American Century VP Value:
  Tax qualified ...................................       62,022     13.017145         807,349       1.59%             3.29%
  Non-tax qualified ...............................      189,388     13.017145       2,465,291       1.59%             3.29%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified ...................................      131,385     18.402864       2,417,860       1.43%            27.51%
  Non-tax qualified ...............................      164,801     18.402864       3,032,810       1.43%            27.51%
Dreyfus Stock Index Fund:
  Tax qualified ...................................    1,097,971     19.279341      21,168,157       1.55%            26.35%
  Non-tax qualified ...............................    1,707,874     19.279341      32,926,685       1.55%            26.35%
Dreyfus VIF - Capital Appreciation Portfolio:
  Tax qualified ...................................      129,414     13.070279       1,691,477       1.32%            28.33%
  Non-tax qualified ...............................      243,945     13.070279       3,188,429       1.32%            28.33%
Dreyfus VIF - Growth and Income Portfolio:
  Tax qualified ...................................      122,527     12.603139       1,544,225       1.43%            10.19%
  Non-tax qualified ...............................      151,537     12.603139       1,909,842       1.43%            10.19%
Fidelity VIP - Equity-Income Portfolio:
  Tax qualified ...................................    1,277,079     15.220240      19,437,449       1.38%            10.01%
  Non-tax qualified ...............................    1,944,054     15.220240      29,588,968       1.38%            10.01%
Fidelity VIP - Growth Portfolio:
  Tax qualified ...................................      670,173     18.497774      12,396,709       1.08%            37.47%
  Non-tax qualified ...............................    1,007,812     18.497774      18,642,279       1.08%            37.47%
Fidelity VIP - High Income Portfolio:
  Tax qualified ...................................      946,162     11.993921      11,348,192       1.58%            (5.72)%
  Non-tax qualified ...............................    1,718,358     11.993921      20,609,850       1.58%            (5.72)%
Fidelity VIP - Overseas Portfolio:
  Tax qualified ...................................      148,300     13.334585       1,977,519       1.66%            11.12%
  Non-tax qualified ...............................      278,110     13.334585       3,708,481       1.66%            11.12%
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified ...................................      192,670     14.869310       2,864,870       1.54%            13.38%
  Non-tax qualified ...............................      454,481     14.869310       6,757,819       1.54%            13.38%
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified ...................................      770,623     18.517428      14,269,956       1.19%            28.10%
  Non-tax qualified ...............................    1,288,311     18.517428      23,856,206       1.19%            28.10%
Fidelity VIP-III - Growth Opportunities Portfolio:
  Tax qualified ...................................      292,587     13.416112       3,925,380       1.75%            22.81%
  Non-tax qualified ...............................    1,310,788     13.416112      17,585,679       1.75%            22.81%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                        Unit        Contract                         Total
                                                           Units     Fair Value   Owners' Equity  Expenses(*)      Return(**)
                                                           -----     ----------   --------------  -----------     ----------
Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .......................................     30,554      6.919419       211,416       1.39%           (29.42)%
  Non-tax qualified ...................................     18,313      6.919419       126,715       1.39%           (29.42)%
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .......................................    622,770     20.201552    12,580,921       1.14%            28.08%
  Non-tax qualified ...................................    843,858     20.201552    17,047,241       1.14%            28.08%
Nationwide SAT - Government Bond Fund:
  Tax qualified .......................................    463,915     11.772852     5,461,603       1.37%             7.33%
  Non-tax qualified ...................................    816,488     11.772852     9,612,392       1.37%             7.33%
Nationwide SAT - Money Market Fund:
  Tax qualified .......................................  1,007,530     11.112968    11,196,649       1.90%             3.75%
  Non-tax qualified ...................................  3,595,023     11.112968    39,951,376       1.90%             3.75%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified .......................................     17,530      8.520115       149,358       1.56%(***)      (22.06)%(***)
  Non-tax qualified ...................................     40,753      8.520115       347,220       1.56%(***)      (22.06)%(***)
Nationwide SAT - Small Company Fund:
  Tax qualified .......................................    207,507     13.989917     2,903,006       1.55%            (0.46)%
  Non-tax qualified ...................................    419,008     13.989917     5,861,887       1.55%            (0.46)%
Nationwide SAT - Total Return Fund:
  Tax qualified .......................................    285,960     17.276235     4,940,312       1.48%            16.36%
  Non-tax qualified ...................................    477,772     17.276235     8,254,101       1.48%            16.36%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified .......................................     54,978     15.154915       833,187       1.05%            13.85%
  Non-tax qualified ...................................    160,168     15.154915     2,427,332       1.05%            13.85%
Neuberger & Berman AMT - Guardian Portfolio:
  Tax qualified .......................................     20,062      9.272982       186,035       1.23%(***)      (10.84)%(***)
  Non-tax qualified ...................................     54,518      9.272982       505,544       1.23%(***)      (10.84)%(***)
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .......................................    250,457     11.048525     2,767,180       1.31%             2.88%
  Non-tax qualified ...................................    555,854     11.048525     6,141,367       1.31%             2.88%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified .......................................    613,192     16.270918     9,977,197       1.36%             2.70%
  Non-tax qualified ...................................    898,907     16.270918    14,626,042       1.36%             2.70%
Oppenheimer VAF - Bond Fund:
  Tax qualified .......................................    212,964     11.659886     2,483,136       1.52%             5.25%
  Non-tax qualified ...................................    706,823     11.659886     8,241,476       1.52%             5.25%
Oppenheimer VAF - Global Securities Fund:
  Tax qualified .......................................    273,864     15.232440     4,171,617       1.41%            12.45%
  Non-tax qualified ...................................    378,435     15.232440     5,764,488       1.41%            12.45%
Oppenheimer VAF - Growth Fund:
  Tax qualified .......................................     42,851     12.734164       545,672       1.28%            22.20%
  Non-tax qualified ...................................     67,557     12.734164       860,282       1.28%            22.20%
Oppenheimer VAF - Multiple Strategies Fund:
  Tax qualified .......................................     92,773     13.513276     1,253,667       1.55%             5.11%
  Non-tax qualified ...................................    273,564     13.513276     3,696,746       1.55%             5.11%

                                                                            Unit         Contract                       Total
                                                             Units        Fair Value   Owners' Equity    Expenses(*)  Return(**)
                                                             -----        ----------   --------------    -----------  ----------
   Strong Opportunity Fund II, Inc.:
     Tax qualified .....................................     160,731       15.660253      2,517,088         1.14%        11.90%
     Non-tax qualified .................................     459,632       15.660253      7,197,953         1.14%        11.90%
   Strong VIF - Strong Discovery Fund II:
     Tax qualified .....................................      26,911       11.491081        309,236         1.52%         5.70%
     Non-tax qualified .................................      72,179       11.491081        829,415         1.52%         5.70%
   Strong VIF - Strong International Stock Fund II:
     Tax qualified .....................................      45,767        8.367348        382,948         1.52%        (6.16)%
     Non-tax qualified .................................     118,596        8.367348        992,334         1.52%        (6.16)%
   Van Eck WIT - Worldwide Bond Fund:
     Tax qualified .....................................      54,874       11.425229        626,948         1.69%        11.12%
     Non-tax qualified .................................     137,465       11.425229      1,570,569         1.69%        11.12%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
     Tax qualified .....................................      37,152        5.698612        211,715         1.37%       (35.09)%
     Non-tax qualified .................................     150,812        5.698612        859,419         1.37%       (35.09)%
   Van Eck WIT - Worldwide Hard Assets Fund:
     Tax qualified .....................................      27,382        6.678951        182,883         1.49%       (31.97)%
     Non-tax qualified .................................     104,447        6.678951        697,596         1.49%       (31.97)%
   Van Kampen American Capital LIT -
   Morgan Stanley Real Estate Securities Portfolio:
     Tax qualified .....................................     126,607       14.207613      1,798,783         1.54%       (12.90)%
     Non-tax qualified .................................     335,131       14.207613      4,761,412         1.54%       (12.90)%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .....................................     190,052       10.451107      1,986,254         1.57%         3.82%
     Non-tax qualified .................................     442,442       10.451107      4,624,009         1.57%         3.82%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .....................................      20,180       11.915674        240,458         1.56%         4.97%
     Non-tax qualified .................................      54,244       11.915674        646,354         1.56%         4.97%
   Warburg Pincus Trust -
   Small Company Growth Portfolio:
     Tax qualified .....................................     187,796       12.254943      2,301,429         1.39%        (4.26)%
     Non-tax qualified .................................     707,671       12.254943      8,672,468         1.39%        (4.26)%
                                                             =======       =========
   Reserve for annuity contracts in payout phase:
     Tax qualified .....................................                                     67,617
                                                                                       ------------
                                                                                       $504,387,087
                                                                                       ============


The following is a summary for 1997:
   American Century VP -
   American Century VP Balanced:
     Tax qualified .....................................      43,518      $12.407611   $    539,954         1.34%        14.13%
     Non-tax qualified .................................      82,722       12.407611      1,026,382         1.34%        14.13%
   American Century VP -
   American Century VP Capital Appreciation:
     Tax qualified .....................................      51,907        8.934300        463,753         1.54%        (4.66)%
     Non-tax qualified .................................      97,412        8.934300        870,308         1.54%        (4.66)%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                                         Unit        Contract                         Total
                                                           Units       Fair Value  Owners' Equity  Expenses(*)      Return(**)
                                                           -----       ----------  --------------  -----------      ----------
American Century VP -
American Century VP International:
  Tax qualified .....................................      111,405      13.027680     1,451,349       1.52%            16.92%
  Non-tax qualified .................................      266,987      13.027680     3,478,221       1.52%            16.92%
American Century VP -
American Century VP Value:
  Tax qualified .....................................       19,668      12.602262       247,861       1.66%            24.26%
  Non-tax qualified .................................      114,608      12.602262     1,444,320       1.66%            24.26%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified .....................................      105,131      14.432845     1,517,339       1.36%            26.57%
  Non-tax qualified .................................      127,251      14.432845     1,836,594       1.36%            26.57%
Dreyfus Stock Index Fund:
  Tax qualified .....................................      355,678      15.258148     5,426,988       1.53%            31.03%
  Non-tax qualified .................................      704,237      15.258148    10,745,352       1.53%            31.03%
Dreyfus VIF - Capital Appreciation Portfolio:
  Tax qualified .....................................        1,527      10.184856        15,552       1.24%(***)        3.95%(***)
  Non-tax qualified .................................       35,595      10.184856       362,530       1.24%(***)        3.95%(***)
Dreyfus VIF - Growth and Income Portfolio:
  Tax qualified .....................................       43,110      11.437343       493,064       1.08%            14.53%
  Non-tax qualified .................................       64,938      11.437343       742,718       1.08%            14.53%
Fidelity VIP - Equity-Income Portfolio:
  Tax qualified .....................................      629,906      13.835418     8,715,013       1.43%            26.25%
  Non-tax qualified .................................    1,499,279      13.835418    20,743,152       1.43%            26.25%
Fidelity VIP - Growth Portfolio:
  Tax qualified .....................................      594,211      13.455923     7,995,657       1.49%            21.69%
  Non-tax qualified .................................    1,228,768      13.455923    16,534,208       1.49%            21.69%
Fidelity VIP - High Income Portfolio:
  Tax qualified .....................................      538,510      12.721046     6,850,410       1.10%            15.96%
  Non-tax qualified .................................    1,050,615      12.721046    13,364,922       1.10%            15.96%
Fidelity VIP - Overseas Portfolio:
  Tax qualified .....................................      125,092      12.000570     1,501,175       1.62%             9.94%
  Non-tax qualified .................................      176,490      12.000570     2,117,981       1.62%             9.94%
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified .....................................       95,815      13.114181     1,256,535       1.42%            18.90%
  Non-tax qualified .................................      273,771      13.114181     3,590,282       1.42%            18.90%
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified .....................................      625,349      14.455907     9,039,987       1.41%            22.34%
  Non-tax qualified .................................      862,290      14.455907    12,465,184       1.41%            22.34%
Fidelity VIP-III - Growth Opportunities Portfolio:
  Tax qualified .....................................       57,285      10.924397       625,804       1.22%(***)       19.74%(***)
  Non-tax qualified .................................      213,473      10.924397     2,332,064       1.22%(***)       19.74%(***)
Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .....................................        1,079       9.803540        10,578       1.55%(***)       (4.20)%(***)
  Non-tax qualified .................................        9,814       9.803540        96,212       1.55%(***)       (4.20)%(***)
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .....................................      122,279      15.772381     1,928,631       1.12%            32.54%
  Non-tax qualified .................................      168,800      15.772381     2,662,378       1.12%            32.54%

                                                                        Unit        Contract                        Total
                                                        Units        Fair Value   Owners' Equity   Expenses(*)     Return(**)
                                                        -----        ----------   --------------   -----------     ----------
Nationwide SAT - Government Bond Fund:
  Tax qualified ..................................      112,607       10.968893      1,235,174        1.12%          8.08%
  Non-tax qualified ..............................      244,780       10.968893      2,684,966        1.12%          8.08%
Nationwide SAT - Money Market Fund:
  Tax qualified ..................................      638,508       10.711730      6,839,525        1.60%          3.73%
  Non-tax qualified ..............................    2,073,349       10.711730     22,209,155        1.60%          3.73%
Nationwide SAT - Small Company Fund:
  Tax qualified ..................................      140,739       14.053920      1,977,935        1.39%         15.65%
  Non-tax qualified ..............................      283,747       14.053920      3,987,758        1.39%         15.65%
Nationwide SAT - Total Return Fund:
  Tax qualified ..................................      157,002       14.846819      2,330,980        1.36%         27.55%
  Non-tax qualified ..............................      229,416       14.846819      3,406,098        1.36%         27.55%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified ..................................       39,613       13.311087        527,292        1.27%         27.14%
  Non-tax qualified ..............................       67,289       13.311087        895,690        1.27%         27.14%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified ..................................      232,553       10.739513      2,497,506        1.37%          5.19%
  Non-tax qualified ..............................      369,140       10.739513      3,964,384        1.37%          5.19%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified ..................................      551,365       15.843430      8,735,513        1.42%         29.35%
  Non-tax qualified ..............................      607,558       15.843430      9,625,803        1.42%         29.35%
Oppenheimer VAF - Bond Fund:
  Tax qualified ..................................      102,577       11.077843      1,136,332        1.40%          7.67%
  Non-tax qualified ..............................      281,567       11.077843      3,119,155        1.40%          7.67%
Oppenheimer VAF - Global Securities Fund:
  Tax qualified ..................................       96,027       13.545830      1,300,765        1.53%         20.65%
  Non-tax qualified ..............................      226,937       13.545830      3,074,050        1.53%         20.65%
Oppenheimer VAF - Growth Fund:
  Tax qualified ..................................        7,039       10.420499)        73,350        1.23%(***)     8.98%(***
  Non-tax qualified ..............................        6,625       10.420499)        69,036        1.23%(***)     8.98%(***
Oppenheimer VAF - Multiple Strategies Fund:
  Tax qualified ..................................       56,867       12.856596        731,116        1.46%         15.52%
  Non-tax qualified ..............................      193,943       12.856596      2,493,447        1.46%         15.52%
Strong Opportunity Fund II, Inc.:
  Tax qualified ..................................      436,276       13.995266      6,105,799        1.29%         23.64%
  Non-tax qualified ..............................      513,631       13.995266      7,188,402        1.29%         23.64%
Strong VIF - Strong Discovery Fund II:
  Tax qualified ..................................       27,509       10.870948        299,049        1.64%          9.77%
  Non-tax qualified ..............................       73,785       10.870948        802,113        1.64%          9.77%
Strong VIF - Strong International Stock Fund II:
  Tax qualified ..................................       88,170        8.916485        786,166        1.68%        (14.77)%
  Non-tax qualified ..............................      236,119        8.916485      2,105,352        1.68%        (14.77)%
Van Eck WIT - Worldwide Bond Fund:
  Tax qualified ..................................       52,244       10.281856        537,165        1.45%          0.90%
  Non-tax qualified ..............................      135,652       10.281856      1,394,754        1.45%          0.90%
Van Eck WIT -
Worldwide Emerging Markets Fund:
  Tax qualified ..................................       65,901        8.778805        578,532        1.55%        (12.89)%
  Non-tax qualified ..............................      109,850        8.778805        964,352        1.55%        (12.89)%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                                        Unit          Contract                         Total
                                                         Units       Fair Value    Owners' Equity     Expenses(*)     Return(**)
                                                         -----       ----------     -------------     -----------     ----------
  Van Eck WIT - Worldwide Hard Assets Fund:
    Tax qualified .................................       36,777        9.817789        361,069          1.71%         (3.10)%
    Non-tax qualified .............................      110,634        9.817789      1,086,181          1.71%         (3.10)%
  Van Kampen American Capital LIT -
  Morgan Stanley Real Estate Securities Portfolio:
    Tax qualified .................................      143,467       16.312466      2,340,301          1.37%         19.71%
    Non-tax qualified .............................      312,287       16.312466      5,094,171          1.37%         19.71%
  Warburg Pincus Trust -
  International Equity Portfolio:
    Tax qualified .................................      224,358       10.066530      2,258,507          1.63%         (3.67)%
    Non-tax qualified .............................      501,764       10.066530      5,051,022          1.63%         (3.67)%
  Warburg Pincus Trust -
  Post Venture Capital Portfolio:
    Tax qualified .................................        7,811       11.351955         88,670          1.87%         11.69%
    Non-tax qualified .............................       37,566       11.351955        426,448          1.87%         11.69%
  Warburg Pincus Trust -
  Small Company Growth Portfolio:
    Tax qualified .................................      182,340       12.800371      2,334,020          1.43%         13.97%
    Non-tax qualified .............................      496,268       12.800371      6,352,415          1.43%         13.97%
                                                         =======       =========   ------------
                                                                                   $271,561,976
                                                                                   ============

The following is a summary for 1996:
  The Dreyfus Socially Responsible
  Growth Fund, Inc.:
    Tax qualified .................................       10,096      $11.402663   $    115,121          0.73%(***)    15.29%(***)
    Non-tax qualified .............................       29,501       11.402663        336,390          0.73%(***)    15.29%(***)
  Dreyfus Stock Index Fund:
    Tax qualified .................................       64,418       11.644617        750,123          0.87%(***)    17.93%(***)
    Non-tax qualified .............................      189,227       11.644617      2,203,476          0.87%(***)    17.93%(***)
  Fidelity VIP - Equity-Income Portfolio:
    Tax qualified .................................      320,026       10.958584      3,507,032          1.32%(***)    10.45%(***)
    Non-tax qualified .............................      682,976       10.958584      7,484,450          1.32%(***)    10.45%(***)
  Fidelity VIP - Growth Portfolio:
    Tax qualified .................................      230,586       11.057399      2,549,681          0.77%(***)    11.53%(***)
    Non-tax qualified .............................      910,947       11.057399     10,072,704          0.77%(***)    11.53%(***)
  Fidelity VIP - High Income Portfolio:
    Tax qualified .................................      291,879       10.970108      3,201,944          1.01%(***)    10.58%(***)
    Non-tax qualified .............................      245,978       10.970108      2,698,405          1.01%(***)    10.58%(***)
  Fidelity VIP - Overseas Portfolio:
    Tax qualified .................................       36,697       10.915770        400,576          1.22%(***)     9.98%(***)
    Non-tax qualified .............................       95,229       10.915770      1,039,498          1.22%(***)     9.98%(***)
  Fidelity VIP-II - Asset Manager Portfolio:
    Tax qualified .................................       38,401       11.029343        423,538          1.32%(***)    11.22%(***)
    Non-tax qualified .............................       63,564       11.029343        701,069          1.32%(***)    11.22%(***)
  Fidelity VIP-II - Contrafund Portfolio:
    Tax qualified .................................      255,409       11.815914      3,017,891          0.95%(***)    19.80%(***)
    Non-tax qualified .............................      400,821       11.815914      4,736,066          0.95%(***)    19.80%(***)


                                                                       Unit        Contract                          Total
                                                           Units     Fair Value  Owners' Equity    Expenses(*)      Return(**)
                                                           -----     ----------  --------------    -----------      ----------
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified ......................................     89,481     11.899746     1,064,801       0.45%(***)       20.71%(***)
  Non-tax qualified ..................................     71,846     11.899746       854,949       0.45%(***)       20.71%(***)
Nationwide SAT - Government Bond Fund:
  Tax qualified ......................................     30,956     10.149155       314,177       1.65%(***)        1.63%(***)
  Non-tax qualified ..................................     97,767     10.149155       992,252       1.65%(***)        1.63%(***)
Nationwide SAT - Money Market Fund:
  Tax qualified ......................................    283,411     10.326243     2,926,571       1.87%(***)        3.55%(***)
  Non-tax qualified ..................................    628,692     10.326243     6,492,026       1.87%(***)        3.55%(***)
Nationwide SAT - Small Company Fund:
  Tax qualified ......................................     49,485     12.152247       601,354       1.34%(***)       23.47%(***)
  Non-tax qualified ..................................     69,854     12.152247       848,883       1.34%(***)       23.47%(***)
Nationwide SAT - Total Return Fund:
  Tax qualified ......................................     32,415     11.639579       377,297       1.20%(***)       17.88%(***)
  Non-tax qualified ..................................     57,403     11.639579       668,147       1.20%(***)       17.88%(***)
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified ......................................      7,597     10.469935        79,540       1.40%(***)        5.12%(***)
  Non-tax qualified ..................................     50,629     10.469935       530,082       1.40%(***)        5.12%(***)
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified ......................................    123,635     10.209208     1,262,215       1.31%(***)        2.28%(***)
  Non-tax qualified ..................................    274,872     10.209208     2,806,225       1.31%(***)        2.28%(***)
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified ......................................    177,265     12.248582     2,171,245       0.85%(***)       24.52%(***)
  Non-tax qualified ..................................    214,292     12.248582     2,624,773       0.85%(***)       24.52%(***)
Oppenheimer VAF - Bond Fund:
  Tax qualified ......................................     55,343     10.288722       569,409       1.36%(***)        3.15%(***)
  Non-tax qualified ..................................    152,075     10.288722     1,564,657       1.36%(***)        3.15%(***)
Oppenheimer VAF - Global Securities Fund:
  Tax qualified ......................................     40,161     11.201956       449,882       1.04%(***)       13.38%(***)
  Non-tax qualified ..................................     75,124     11.201956       841,536       1.04%(***)       13.38%(***)
Oppenheimer VAF - Multiple Strategies Fund:
  Tax qualified ......................................      6,127     11.129020        68,188       1.07%(***)       12.31%(***)
  Non-tax qualified ..................................     34,052     11.129020       378,965       1.07%(***)       12.31%(***)
Strong Special Fund II, Inc.:
  Tax qualified ......................................    312,712     11.319705     3,539,808       0.74%(***)       14.39%(***)
  Non-tax qualified ..................................    302,280     11.319705     3,421,720       0.74%(***)       14.39%(***)
Strong VIF - Strong Discovery Fund II:
  Tax qualified ......................................     27,130      9.903046       268,670       1.65%(***)       (1.06)%(***)
  Non-tax qualified ..................................     55,312      9.903046       547,757       1.65%(***)       (1.06)%(***)
Strong VIF - Strong International Stock Fund II:
  Tax qualified ......................................     61,841     10.462103       646,987       1.22%(***)        5.04%(***)
  Non-tax qualified ..................................    154,841     10.462103     1,619,962       1.22%(***)        5.04%(***)
TCI Portfolios - TCI Balanced:
  Tax qualified ......................................     13,228     10.871600       143,810       1.34%(***)        9.50%(***)
  Non-tax qualified ..................................     35,163     10.871600       382,278       1.34%(***)        9.50%(***)
TCI Portfolios - TCI Growth:
  Tax qualified ......................................     46,612      9.371161       436,809       1.25%(***)       (6.86)%(***)
  Non-tax qualified ..................................     83,063      9.371161       778,397       1.25%(***)       (6.86)%(***)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                              Unit         Contract                          Total
                                               Units       Fair Value   Owners' Equity    Expenses(*)      Return(**)
                                               -----       ----------   --------------    -----------      ----------
TCI Portfolios - TCI International:
  Tax qualified ...........................    27,097       11.142834       301,937        1.24%(***)      12.46%(***)
  Non-tax qualified .......................    77,343       11.142834       861,820        1.24%(***)      12.46%(***)
Van Eck WIT -
Gold and Natural Resources Fund:
  Tax qualified ...........................    22,227       10.132333       225,211        1.24%(***)       1.44%(***)
  Non-tax qualified .......................    48,531       10.132333       491,732        1.24%(***)       1.44%(***)
Van Eck WIT - Worldwide Bond Fund:
  Tax qualified ...........................    39,599       10.189870       403,509        0.98%(***)       2.07%(***)
  Non-tax qualified .......................    36,398       10.189870       370,891        0.98%(***)       2.07%(***)
Van Eck WIT -
Worldwide Emerging Markets Fund:
  Tax qualified ...........................       750       10.077496         7,558        1.90%(***)      31.45%(***)
Van Kampen American Capital LIT -
Real Estate Securities Portfolio:
  Tax qualified ...........................    63,345       13.626341       863,161        0.79%(***)      39.54%(***)
  Non-tax qualified .......................    65,843       13.626341       897,199        0.79%(***)      39.54%(***)
Warburg Pincus Trust -
International Equity Portfolio:
  Tax qualified ...........................   113,387       10.450529     1,184,954        1.28%(***)       4.91%(***)
  Non-tax qualified .......................   278,224       10.450529     2,907,588        1.28%(***)       4.91%(***)
Warburg Pincus Trust -
Post Venture Capital Portfolio:
  Tax qualified ...........................       726       10.163437         7,379        1.22%(***)      66.33%(***)
Warburg Pincus Trust -
Small Company Growth Portfolio:
  Tax qualified ...........................   104,843       11.231071     1,177,499        1.19%(***)      13.42%(***)
  Non-tax qualified .......................   314,236       11.231071     3,529,207        1.19%(***)      13.42%(***)
                                              =======       =========   -----------
                                                                        $96,740,981
                                                                        ===========

(*) This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***) Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all mate- rial respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

                                                                 _______________
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220       Bulk Rate
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                                                                  Permit No. 521

                                                                 _______________




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